September 30, 2025
2025 Quarterly Report (Unaudited)

Master Investment Portfolio
• Total International ex U.S. Index Master Portfolio

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.2%
ANZ Group Holdings Ltd.	184,161	$ 4,043,905
APA Group(a)	76,671	450,108
Aristocrat Leisure Ltd.	34,819	1,611,891
ASX Ltd.	14,476	561,042
BHP Group Ltd., Class DI	320,640	8,957,142
BlueScope Steel Ltd.	28,378	426,262
Brambles Ltd.	83,900	1,376,602
CAR Group Ltd.	24,727	601,380
Cochlear Ltd.	4,358	803,117
Coles Group Ltd.	93,724	1,442,677
Commonwealth Bank of Australia	110,515	12,204,561
Computershare Ltd.	37,940	911,540
Evolution Mining Ltd.(b)	147,666	1,052,642
Fortescue Ltd.	104,079	1,288,961
Glencore PLC	676,256	3,114,581
Goodman Group	133,469	2,892,407
Insurance Australia Group Ltd.	138,709	751,627
Lottery Corp. Ltd.	82,248	319,383
Macquarie Group Ltd.	23,426	3,400,283
Medibank Pvt Ltd.	179,228	570,984
National Australia Bank Ltd.	196,021	5,718,276
Northern Star Resources Ltd.	87,762	1,370,431
Origin Energy Ltd.	104,090	859,002
Pro Medicus Ltd.(b)	4,024	819,269
Qantas Airways Ltd.	53,113	383,784
QBE Insurance Group Ltd.	93,273	1,269,283
REA Group Ltd.	3,014	460,895
Rio Tinto Ltd.	24,712	1,993,345
Rio Tinto PLC	74,762	4,926,995
Santos Ltd.	224,066	995,045
Scentre Group	316,751	854,397
SGH Ltd.	15,262	503,797
Sigma Healthcare Ltd.(b)	304,154	597,299
Sonic Healthcare Ltd.	30,007	425,015
South32 Ltd.	244,122	442,524
Stockland	144,671	585,080
Suncorp Group Ltd.	67,707	907,794
Telstra Group Ltd.	242,728	773,846
Transurban Group(a)	210,688	1,922,286
Vicinity Ltd.	257,934	429,722
Washington H Soul Pattinson & Co. Ltd.(b)	12,359	314,669
Wesfarmers Ltd.	75,612	4,599,728
Westpac Banking Corp.	222,561	5,734,248
WiseTech Global Ltd.(b)	13,413	801,874
Woodside Energy Group Ltd.	127,876	1,931,050
Woolworths Group Ltd.	84,397	1,489,443
		87,890,192
Austria — 0.1%
Erste Group Bank AG	19,347	1,901,860
Mondi PLC	22,740	314,541
OMV AG	8,796	469,951
Verbund AG	4,162	303,131
		2,989,483
Belgium — 0.5%
Ageas SA/NV	10,213	708,336
Anheuser-Busch InBev SA	66,119	3,952,375
D’ieteren Group	2,251	422,508
Elia Group SA/NV	3,063	353,872
Groupe Bruxelles Lambert NV	5,410	485,002
Security	Shares	Value
Belgium (continued)
KBC Group NV	14,813	$ 1,775,175
Lotus Bakeries NV	27	254,764
Sofina SA	925	273,499
Syensqo SA	4,268	346,511
UCB SA	8,181	2,283,603
		10,855,645
Brazil — 1.1%
Ambev SA	327,253	743,387
B3 SA - Brasil Bolsa Balcao	376,554	948,062
Banco Bradesco SA	98,456	281,739
Banco BTG Pactual SA	88,794	805,148
Banco do Brasil SA	126,630	525,578
BB Seguridade Participacoes SA	53,016	331,310
Caixa Seguridade Participacoes S/A	5,221	14,823
Centrais Eletricas Brasileiras SA	84,512	833,965
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	32,567	808,752
CPFL Energia SA	19,091	141,328
Embraer SA	49,300	743,726
Energisa SA	22,188	212,031
Eneva SA(c)	51,000	158,589
Equatorial Energia SA	77,593	538,693
Klabin SA	57,969	196,488
Localiza Rent a Car SA	63,112	467,804
MBRF Global Foods Co. SA	1,945	7,098
Motiva Infraestrutura de Mobilidade SA	52,851	147,761
NU Holdings Ltd./Cayman Islands, Class A(c)	211,049	3,378,895
Petroleo Brasileiro SA - Petrobras	246,122	1,562,122
PRIO SA/Brazil(c)	59,039	422,971
Raia Drogasil SA	86,360	298,887
Rede D’Or Sao Luiz SA(d)	40,523	320,392
Rumo SA	107,016	321,113
Suzano SA	35,890	336,495
Telefonica Brasil SA	32,480	207,918
TIM SA/Brazil	41,000	181,032
TOTVS SA	52,835	455,956
Ultrapar Participacoes SA	45,628	188,350
Vale SA	244,164	2,641,545
Vibra Energia SA	77,463	357,897
WEG SA	99,145	681,613
Wheaton Precious Metals Corp.	30,279	3,388,411
XP, Inc., Class A	21,349	401,148
Yara International ASA	10,970	402,094
		23,453,121
Canada — 7.9%
Agnico Eagle Mines Ltd.	32,495	5,473,039
Alamos Gold, Inc., Class A	32,602	1,136,397
Alimentation Couche-Tard, Inc.	50,369	2,687,288
AltaGas Ltd.(b)	16,709	514,825
ARC Resources Ltd.	36,980	674,394
AtkinsRealis Group, Inc.	10,054	725,604
Bank of Montreal(b)	47,155	6,144,686
Bank of Nova Scotia(b)	78,560	5,079,841
Barrick Mining Corp.	112,602	3,698,381
BCE, Inc.(b)	4,874	113,891
Bombardier, Inc., Class B(c)	5,510	772,160
Brookfield Asset Management Ltd., Class A(b)	25,571	1,455,215
Brookfield Corp., Class A	86,753	5,952,464
Brookfield Renewable Corp.	7,825	269,380
CAE, Inc.(c)	23,201	687,011
Cameco Corp.	29,184	2,449,300

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Canadian Imperial Bank of Commerce(b)	59,383	$ 4,745,264
Canadian National Railway Co.	34,465	3,250,116
Canadian Natural Resources Ltd.	136,570	4,366,864
Canadian Pacific Kansas City Ltd.	58,311	4,342,843
Canadian Tire Corp. Ltd., Class A	3,131	372,719
Canadian Utilities Ltd., Class A	7,661	214,301
CCL Industries, Inc., Class B	7,602	428,469
Celestica, Inc.(c)	7,409	1,823,209
Cenovus Energy, Inc.	82,558	1,401,772
CGI, Inc., Class A	12,840	1,143,671
Constellation Software, Inc./Canada	1,341	3,640,347
Descartes Systems Group, Inc.(c)	5,669	533,783
Dollarama, Inc.	16,977	2,238,959
Element Fleet Management Corp.	24,784	641,816
Emera, Inc.	20,688	992,554
Empire Co. Ltd., Class A	8,197	294,201
Enbridge, Inc.	141,525	7,139,808
Fairfax Financial Holdings Ltd.	1,335	2,335,603
FirstService Corp.	2,799	533,292
Fortis, Inc./Canada	29,062	1,474,087
Franco-Nevada Corp.	12,568	2,797,434
George Weston Ltd.	11,574	705,983
Gildan Activewear, Inc., Class A(b)	9,428	544,666
Great-West Lifeco, Inc.	19,012	771,573
Hydro One Ltd.(d)	22,519	803,383
iA Financial Corp., Inc.	5,385	612,250
IGM Financial, Inc.	13,996	509,476
Imperial Oil Ltd.(b)	10,195	924,414
Intact Financial Corp.	12,179	2,369,554
Ivanhoe Mines Ltd., Class A(c)	44,995	477,205
Keyera Corp.	13,912	466,732
Kinross Gold Corp.	86,769	2,153,482
Loblaw Cos. Ltd.	37,644	1,456,044
Lundin Gold, Inc.	5,289	342,681
Magna International, Inc.	15,766	747,007
Manulife Financial Corp.	106,951	3,332,180
Metro, Inc.	13,910	934,230
National Bank of Canada(b)	25,724	2,732,470
Nutrien Ltd.(b)	31,336	1,840,261
Open Text Corp.(b)	18,768	701,524
Pan American Silver Corp.	25,414	984,822
Pembina Pipeline Corp.(b)	39,051	1,578,932
Power Corp. of Canada(b)	35,686	1,544,163
RB Global, Inc.	13,053	1,413,817
Restaurant Brands International, Inc.(b)	21,122	1,355,013
Rogers Communications, Inc., Class B	25,085	863,564
Royal Bank of Canada	91,082	13,424,402
Saputo, Inc.	16,184	393,058
Shopify, Inc., Class A(c)	78,789	11,705,406
Stantec, Inc.	7,410	799,143
Sun Life Financial, Inc.	34,513	2,072,466
Suncor Energy, Inc.	83,435	3,491,596
TC Energy Corp.(b)	68,659	3,733,151
Teck Resources Ltd., Class B(c)	30,736	1,348,303
TELUS Corp.	28,669	451,552
TFI International, Inc.	5,975	525,845
Thomson Reuters Corp.	10,456	1,623,584
TMX Group Ltd.	19,780	756,691
Toromont Industries Ltd.(b)	5,719	634,979
Toronto-Dominion Bank	111,388	8,906,558
Security	Shares	Value
Canada (continued)
Tourmaline Oil Corp.	22,355	$ 964,107
Whitecap Resources, Inc.(b)	64,031	488,618
WSP Global, Inc.	8,954	1,759,660
		165,789,533
Chile — 0.2%
Antofagasta PLC	27,988	1,040,871
Banco de Chile	3,318,630	503,923
Banco de Credito e Inversiones SA	4,550	201,051
Banco Santander Chile	3,895,661	258,271
Cencosud SA	42,900	122,094
Empresas CMPC SA	65,894	97,125
Empresas Copec SA	49,115	359,745
Enel Americas SA	1,282,819	129,425
Enel Chile SA	1,792,039	138,702
Falabella SA	52,829	313,206
Latam Airlines Group SA	16,297,414	370,252
Lundin Mining Corp.(b)	48,972	730,516
		4,265,181
China — 9.7%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	45,208
3SBio, Inc.(d)	120,500	468,615
AAC Technologies Holdings, Inc.	48,000	281,872
Advanced Micro-Fabrication Equipment, Inc. China, Class A	5,400	227,364
AECC Aviation Power Co. Ltd., Class A	7,600	45,068
Agricultural Bank of China Ltd., Class A	484,500	453,279
Agricultural Bank of China Ltd., Class H	1,827,000	1,229,697
Aier Eye Hospital Group Co. Ltd., Class A	27,670	48,001
Air China Ltd., Class A(c)	20,298	22,530
Airtac International Group	8,371	207,919
Akeso, Inc.(c)(d)	35,000	635,883
Alibaba Group Holding Ltd.	1,116,152	24,961,735
Alibaba Health Information Technology Ltd.(c)	290,000	246,974
Aluminum Corp. of China Ltd., Class A	100,100	116,047
Aluminum Corp. of China Ltd., Class H	194,000	200,660
Angel Yeast Co. Ltd., Class A	6,000	33,330
Anhui Conch Cement Co. Ltd., Class A	17,700	57,723
Anhui Conch Cement Co. Ltd., Class H	89,500	269,527
Anhui Gujing Distillery Co. Ltd., Class A	1,500	33,854
Anhui Gujing Distillery Co. Ltd., Class B	8,500	118,134
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(c)	5,100	38,619
ANTA Sports Products Ltd.	91,200	1,092,428
AviChina Industry & Technology Co. Ltd., Class H(b)	116,000	65,114
Baidu, Inc., Class A(b)(c)	147,502	2,438,862
Bank of Beijing Co. Ltd., Class A	100,100	77,390
Bank of Chengdu Co. Ltd., Class A	6,800	16,474
Bank of China Ltd., Class A	98,500	71,585
Bank of China Ltd., Class H	4,831,000	2,640,656
Bank of Communications Co. Ltd., Class A	134,200	126,583
Bank of Communications Co. Ltd., Class H	807,700	676,775
Bank of Jiangsu Co. Ltd., Class A	54,240	76,348
Bank of Nanjing Co. Ltd., Class A	57,500	88,194
Bank of Ningbo Co. Ltd., Class A	28,160	104,488
Bank of Shanghai Co. Ltd., Class A	76,510	96,172
Baoshan Iron & Steel Co. Ltd., Class A	75,798	75,260
Beijing Enterprises Holdings Ltd.	44,500	190,050
Beijing Enterprises Water Group Ltd.	232,000	71,301
Beijing Kingsoft Office Software, Inc., Class A	3,403	151,653
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Beijing Tong Ren Tang Co. Ltd., Class A	5,500	$ 26,254
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(c)	6,699	53,291
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	246,900	177,935
BeOne Medicines Ltd., Class H(c)	52,069	1,389,367
Bilibili, Inc., Class Z(c)	17,519	495,383
BOC Aviation Ltd.(d)	12,300	109,896
BOC Hong Kong Holdings Ltd.	242,500	1,136,057
BOE Technology Group Co. Ltd., Class A	158,600	92,727
Bosideng International Holdings Ltd.	234,000	139,588
BYD Co. Ltd., Class A	23,700	365,015
BYD Co. Ltd., Class H	247,500	3,498,333
BYD Electronic International Co. Ltd.	62,500	331,322
C&D International Investment Group Ltd.	63,000	144,831
Cambricon Technologies Corp. Ltd., Class A(c)	1,321	246,791
CCOOP Group Co. Ltd., Class A(c)	568,100	205,340
CGN Power Co. Ltd., Class A	67,400	34,261
CGN Power Co. Ltd., Class H(d)	675,000	250,572
Changchun High-Tech Industry Group Co. Ltd., Class A	2,200	40,239
China CITIC Bank Corp. Ltd., Class H	547,000	469,690
China Coal Energy Co. Ltd., Class H	194,000	231,570
China Communications Services Corp. Ltd., Class H	138,000	81,484
China Construction Bank Corp., Class A	154,400	186,643
China Construction Bank Corp., Class H	6,082,000	5,833,645
China CSSC Holdings Ltd., Class A	30,600	148,814
China Energy Engineering Corp. Ltd., Class A	64,000	21,668
China Everbright Bank Co. Ltd., Class A	215,300	101,603
China Everbright Bank Co. Ltd., Class H	103,000	42,884
China Feihe Ltd.(d)	213,000	109,370
China Galaxy Securities Co. Ltd., Class A	57,500	143,817
China Galaxy Securities Co. Ltd., Class H	205,500	311,430
China Gas Holdings Ltd.	181,000	176,983
China Hongqiao Group Ltd.	182,000	616,404
China International Capital Corp. Ltd., Class H(d)	80,800	221,087
China Life Insurance Co. Ltd., Class A	700	3,903
China Life Insurance Co. Ltd., Class H	474,000	1,342,320
China Literature Ltd.(c)(d)	21,400	108,122
China Longyuan Power Group Corp. Ltd., Class H	323,000	344,607
China Mengniu Dairy Co. Ltd.	250,000	480,762
China Merchants Bank Co. Ltd., Class A	84,000	477,016
China Merchants Bank Co. Ltd., Class H	263,578	1,577,508
China Merchants Energy Shipping Co. Ltd., Class A	133,700	166,559
China Merchants Port Holdings Co. Ltd.	65,720	123,046
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	47,160
China Minsheng Banking Corp. Ltd., Class A	159,000	88,853
China Minsheng Banking Corp. Ltd., Class H	361,180	190,621
China National Building Material Co. Ltd., Class H	228,000	161,557
China National Nuclear Power Co. Ltd., Class A	127,500	155,924
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	52,248
China Oilfield Services Ltd., Class H	182,000	155,882
China Overseas Land & Investment Ltd.	245,500	452,133
China Pacific Insurance Group Co. Ltd., Class A	27,600	136,297
China Pacific Insurance Group Co. Ltd., Class H	166,000	659,522
China Petroleum & Chemical Corp., Class A	186,500	138,529
China Petroleum & Chemical Corp., Class H	1,718,400	892,631
China Power International Development Ltd.	405,000	168,076
China Railway Group Ltd., Class A	122,200	94,598
China Railway Group Ltd., Class H	230,000	116,085
China Resources Beer Holdings Co. Ltd.	130,000	457,390
Security	Shares	Value
China (continued)
China Resources Gas Group Ltd.	66,000	$ 167,986
China Resources Land Ltd.	207,111	807,213
China Resources Mixc Lifestyle Services Ltd.(d)	55,000	291,760
China Resources Pharmaceutical Group Ltd.(d)	205,000	126,704
China Resources Power Holdings Co. Ltd.	120,000	274,862
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	28,561	112,716
China Ruyi Holdings Ltd.(c)	596,000	227,465
China Shenhua Energy Co. Ltd., Class A	31,800	171,906
China Shenhua Energy Co. Ltd., Class H	209,500	1,000,061
China State Construction Engineering Corp. Ltd., Class A	239,200	183,160
China State Construction International Holdings Ltd.	188,000	239,405
China Taiping Insurance Holdings Co. Ltd.	72,672	142,055
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	69,675
China Tourism Group Duty Free Corp. Ltd., Class A	22,800	229,466
China Tower Corp. Ltd., Class H(d)	265,000	390,646
China United Network Communications Ltd., Class A	225,300	174,279
China Vanke Co. Ltd., Class A(c)	62,901	60,928
China Vanke Co. Ltd., Class H(c)	86,200	61,676
China Yangtze Power Co. Ltd., Class A	103,000	393,878
China Zheshang Bank Co. Ltd., Class A	257,920	107,899
Chongqing Changan Automobile Co. Ltd., Class A	55,510	95,409
Chongqing Rural Commercial Bank Co. Ltd., Class H	149,000	114,973
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,450	77,364
Chow Tai Fook Jewellery Group Ltd.(b)	165,800	331,333
CITIC Ltd.	324,000	474,568
CITIC Securities Co. Ltd., Class A	52,915	222,579
CITIC Securities Co. Ltd., Class H	120,450	475,635
CMOC Group Ltd., Class A	169,700	375,427
CMOC Group Ltd., Class H	213,000	429,358
Contemporary Amperex Technology Co. Ltd., Class A	15,600	883,526
Contemporary Amperex Technology Co. Ltd., Class H(b)	4,500	331,268
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	12,400	21,084
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	141,803
COSCO SHIPPING Holdings Co. Ltd., Class H	179,350	278,830
CRRC Corp. Ltd., Class A	246,400	258,638
CRRC Corp. Ltd., Class H	308,000	237,323
CSC Financial Co. Ltd., Class A	17,500	66,025
CSPC Pharmaceutical Group Ltd.	466,400	561,796
Daqin Railway Co. Ltd., Class A	53,300	44,066
East Money Information Co. Ltd., Class A	86,250	329,230
Ecovacs Robotics Co. Ltd., Class A	1,800	27,213
ENN Energy Holdings Ltd.	43,100	355,395
Eoptolink Technology, Inc. Ltd., Class A	3,180	164,232
Eve Energy Co. Ltd., Class A	4,600	58,937
Everbright Securities Co. Ltd., Class A	28,900	76,506
Far East Horizon Ltd.	141,000	124,476
Focus Media Information Technology Co. Ltd., Class A	37,300	42,284
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,572	156,596
Fosun International Ltd.	131,500	92,997
Founder Securities Co. Ltd., Class A	33,200	38,013
Foxconn Industrial Internet Co. Ltd., Class A	53,400	497,942
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	134,023
Fuyao Glass Industry Group Co. Ltd., Class H(d)	38,800	390,827
Ganfeng Lithium Group Co. Ltd., Class A	10,780	92,296
GCL Technology Holdings Ltd.(c)	1,330,000	223,922
GD Power Development Co. Ltd., Class A	235,600	164,794
GDS Holdings Ltd., Class A(c)	67,600	330,032
Geely Automobile Holdings Ltd.	403,000	1,012,426

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Genscript Biotech Corp.(c)	68,000	$ 146,726
GF Securities Co. Ltd., Class A	12,900	40,417
Giant Biogene Holding Co. Ltd.(d)	13,400	97,163
GigaDevice Semiconductor, Inc., Class A	980	29,428
GoerTek, Inc., Class A	17,700	93,702
Goldwind Science & Technology Co. Ltd., Class A	64,400	135,446
Gotion High-tech Co. Ltd., Class A	16,100	105,660
Great Wall Motor Co. Ltd., Class A	13,605	47,044
Great Wall Motor Co. Ltd., Class H	156,000	336,779
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	50,768
Guangdong Haid Group Co. Ltd., Class A	10,700	95,725
Guangdong Investment Ltd.	164,000	149,059
Guangzhou Automobile Group Co. Ltd., Class A	19,900	21,331
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	38,696
Guosen Securities Co. Ltd., Class A	25,900	49,258
Guotai Haitong Securities Co. Ltd., Class H(d)	107,384	220,845
Guotai Junan Securities Co. Ltd., Class A	83,444	221,382
H World Group Ltd., ADR(b)	8,637	337,793
Haidilao International Holding Ltd.(d)	85,000	146,226
Haier Smart Home Co. Ltd., Class A	41,800	148,914
Haier Smart Home Co. Ltd., Class H	151,400	491,172
Haitian International Holdings Ltd.	51,000	140,411
Hangzhou First Applied Material Co. Ltd., Class A	30,458	67,217
Hangzhou Silan Microelectronics Co. Ltd., Class A	15,700	69,482
Hansoh Pharmaceutical Group Co. Ltd.(d)	80,000	371,114
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	51,414
Hengan International Group Co. Ltd.	39,000	127,168
Hengli Petrochemical Co. Ltd., Class A	26,600	64,051
Hithink RoyalFlush Information Network Co. Ltd., Class A	200	10,482
Horizon Robotics(c)	275,400	338,192
Hua Hong Semiconductor Ltd.(c)(d)	32,000	328,840
Huadian Power International Corp. Ltd., Class A	158,200	113,081
Huadong Medicine Co. Ltd., Class A	2,500	14,570
Huaibei Mining Holdings Co. Ltd., Class A	1,400	2,425
Hualan Biological Engineering, Inc., Class A	10,800	24,142
Huaneng Power International, Inc., Class A	97,400	96,546
Huaneng Power International, Inc., Class H	378,000	263,121
Huatai Securities Co. Ltd., Class A	31,600	96,785
Huatai Securities Co. Ltd., Class H(b)(d)	84,000	221,443
Huaxia Bank Co. Ltd., Class A	132,899	122,772
Huayu Automotive Systems Co. Ltd., Class A	8,300	23,907
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	148,898
Hunan Valin Steel Co. Ltd., Class A	25,800	23,535
Hygon Information Technology Co. Ltd., Class A	7,030	250,622
Iflytek Co. Ltd., Class A	8,600	67,837
Imeik Technology Development Co. Ltd., Class A	1,960	49,891
Industrial & Commercial Bank of China Ltd., Class A	187,900	192,494
Industrial & Commercial Bank of China Ltd., Class H	4,165,000	3,066,877
Industrial Bank Co. Ltd., Class A	73,700	205,358
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	191,700	64,146
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	74,357
Inner Mongolia Yitai Coal Co. Ltd., Class B	119,094	228,423
Innovent Biologics, Inc.(c)(d)	93,000	1,157,955
Isoftstone Information Technology Group Co. Ltd., Class A	15,300	118,874
JA Solar Technology Co. Ltd., Class A(c)	18,424	34,053
JD Health International, Inc.(c)(d)	69,600	592,644
JD Logistics, Inc.(c)(d)	116,400	195,559
JD.com, Inc., Class A	157,546	2,760,285
Jiangsu Eastern Shenghong Co. Ltd., Class A(c)	43,500	58,100
Security	Shares	Value
China (continued)
Jiangsu Expressway Co. Ltd., Class H	158,000	$ 183,137
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	88,959
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,912	390,847
Jiangsu Yanghe Distillery Co. Ltd., Class A	5,200	49,617
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	119,799
Jiangxi Copper Co. Ltd., Class H	68,000	266,301
Jinko Solar Co. Ltd., Class A(c)	92,005	71,937
Kanzhun Ltd., ADR(b)(c)	17,616	411,510
KE Holdings, Inc., Class A	130,461	850,388
Kingdee International Software Group Co. Ltd.(c)	242,000	542,679
Kingsoft Corp. Ltd.	54,600	242,272
Kuaishou Technology(d)	166,400	1,799,758
Kunlun Energy Co. Ltd.	268,000	239,371
Kunlun Tech Co. Ltd., Class A(c)	21,600	147,750
Kweichow Moutai Co. Ltd., Class A	4,816	977,446
Laopu Gold Co. Ltd., Class H	2,000	182,832
Lenovo Group Ltd.	570,000	844,620
Lens Technology Co. Ltd., Class A	12,300	58,083
Li Auto, Inc., Class A(c)	84,346	1,079,836
Li Ning Co. Ltd.	183,500	414,926
Longfor Group Holdings Ltd.(d)	91,500	139,389
LONGi Green Energy Technology Co. Ltd., Class A(c)	27,216	68,857
Luxshare Precision Industry Co. Ltd., Class A	53,629	489,195
Luzhou Laojiao Co. Ltd., Class A	6,300	116,837
Mango Excellent Media Co. Ltd., Class A	11,800	59,318
Maxscend Microelectronics Co. Ltd., Class A	3,744	43,789
Meitu, Inc.(d)	224,500	267,028
Meituan, Class B(c)(d)	325,230	4,344,671
Metallurgical Corp. of China Ltd., Class A	138,300	74,839
Midea Group Co. Ltd., Class A	24,300	248,157
Midea Group Co. Ltd., Class H	19,000	200,519
MINISO Group Holding Ltd.	34,528	194,549
MMG Ltd.(c)	284,000	245,973
Montage Technology Co. Ltd., Class A	11,000	239,800
Muyuan Foods Co. Ltd., Class A	19,046	141,825
NARI Technology Co. Ltd., Class A	26,265	84,753
NAURA Technology Group Co. Ltd., Class A	1,890	120,259
NetEase Cloud Music, Inc.(c)(d)	6,950	231,316
NetEase, Inc.	108,425	3,293,120
New China Life Insurance Co. Ltd., Class A	7,700	66,316
New China Life Insurance Co. Ltd., Class H	66,500	393,855
New Hope Liuhe Co. Ltd., Class A	12,700	17,488
New Oriental Education & Technology Group, Inc.(c)	103,920	554,682
Ninestar Corp., Class A(c)	18,700	61,712
Ningbo Tuopu Group Co. Ltd., Class A	1,885	21,503
NIO, Inc., Class A(b)(c)	91,734	693,804
Nongfu Spring Co. Ltd., Class H(d)	145,200	1,003,451
OmniVision Integrated Circuits Group, Inc., Class A	5,535	117,864
Orient Securities Co. Ltd./China, Class A	34,368	55,310
PDD Holdings, Inc., ADR(c)	44,857	5,928,750
People’s Insurance Co. Group of China Ltd., Class H	496,000	433,922
PetroChina Co. Ltd., Class H	1,462,000	1,325,398
PICC Property & Casualty Co. Ltd., Class H	428,298	966,177
Ping An Bank Co. Ltd., Class A	69,600	110,774
Ping An Insurance Group Co. of China Ltd., Class A	34,800	269,730
Ping An Insurance Group Co. of China Ltd., Class H	459,500	3,126,019
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	47,519
Pop Mart International Group Ltd.(d)	33,600	1,150,861
Postal Savings Bank of China Co. Ltd., Class A	132,700	107,170
Postal Savings Bank of China Co. Ltd., Class H(d)	471,000	329,964
Prosus NV	83,694	5,918,424
Qfin Holdings, Inc., ADR(b)	6,078	174,925
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Qinghai Salt Lake Industry Co. Ltd., Class A(c)	33,700	$ 98,739
Range Intelligent Computing Technology Group Co. Ltd., Class A	4,200	31,569
Rockchip Electronics Co. Ltd., Class A	500	15,916
Rongsheng Petrochemical Co. Ltd., Class A	35,850	48,598
SAIC Motor Corp. Ltd., Class A	30,300	72,931
Sanan Optoelectronics Co. Ltd., Class A	74,900	164,093
Sany Heavy Industry Co. Ltd., Class A	31,700	103,512
SDIC Power Holdings Co. Ltd., Class A	97,527	178,805
Seres Group Co. Ltd., Class A	5,600	135,179
SF Holding Co. Ltd., Class A	15,900	90,136
SG Micro Corp., Class A	6,337	74,242
Shaanxi Coal Industry Co. Ltd., Class A	35,600	100,037
Shandong Gold Mining Co. Ltd., Class H(d)	74,750	353,449
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	3,000	24,976
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,600	32,150
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	150,400	112,289
Shanghai Baosight Software Co. Ltd., Class A	32,095	104,873
Shanghai Electric Group Co. Ltd., Class A(c)	162,100	215,585
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	44,247
Shanghai International Airport Co. Ltd., Class A	11,200	50,167
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	158,844
Shanghai Putailai New Energy Technology Co. Ltd., Class A	13,630	59,270
Shanghai United Imaging Healthcare Co. Ltd., Class A	9,142	194,681
Shanxi Coking Coal Energy Group Co. Ltd., Class A	69,500	67,873
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	152,763
Shengyi Technology Co. Ltd., Class A	17,700	134,725
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	95,878
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	115,031
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	148,599
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,670	92,882
Shenzhen Transsion Holdings Co. Ltd., Class A	8,806	116,826
Shenzhou International Group Holdings Ltd.	65,400	517,751
Sichuan Chuantou Energy Co. Ltd., Class A	16,700	33,476
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(c)	3,900	257,508
Silergy Corp.	25,000	212,915
Sinopharm Group Co. Ltd., Class H	79,600	187,221
Sinotruk Hong Kong Ltd.	65,500	193,149
SITC International Holdings Co. Ltd.	78,000	300,295
Smoore International Holdings Ltd.(b)(d)	154,000	348,390
Sungrow Power Supply Co. Ltd., Class A	16,100	367,015
Sunny Optical Technology Group Co. Ltd.	47,800	554,440
Sunwoda Electronic Co. Ltd., Class A	15,800	75,233
TAL Education Group, ADR(c)	23,064	258,317
TBEA Co. Ltd., Class A	47,450	118,660
TCL Technology Group Corp., Class A	86,020	52,097
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,625	28,784
Tencent Holdings Ltd.	418,500	35,660,215
Tencent Music Entertainment Group, ADR	36,214	845,235
Tianqi Lithium Corp., Class A(c)	5,600	37,456
Security	Shares	Value
China (continued)
Tingyi Cayman Islands Holding Corp.	124,000	$ 165,649
Tongcheng Travel Holdings Ltd.	66,400	196,150
Tongwei Co. Ltd., Class A(c)	28,200	88,373
TravelSky Technology Ltd., Class H	59,000	80,543
Trina Solar Co. Ltd., Class A(c)	13,277	32,432
Trip.com Group Ltd.	40,622	3,080,673
Tsingtao Brewery Co. Ltd., Class H	42,000	285,791
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,859	87,137
Unisplendour Corp. Ltd., Class A	20,160	85,784
Victory Giant Technology Huizhou Co. Ltd., Class A	2,600	104,617
Vipshop Holdings Ltd., ADR	11,337	222,659
Wanhua Chemical Group Co. Ltd., Class A	14,700	137,590
Want Want China Holdings Ltd.	320,000	217,110
Weichai Power Co. Ltd., Class A	33,300	65,654
Weichai Power Co. Ltd., Class H	115,800	207,162
Wens Foodstuff Group Co. Ltd., Class A	20,160	52,723
Wharf Holdings Ltd.	73,000	208,814
Wilmar International Ltd.	143,800	318,013
Wingtech Technology Co. Ltd., Class A(c)	4,238	27,702
Wuliangye Yibin Co. Ltd., Class A	20,800	355,172
WuXi AppTec Co. Ltd., Class A	22,936	362,624
WuXi AppTec Co. Ltd., Class H(d)	17,841	272,970
Wuxi Biologics Cayman, Inc.(c)(d)	207,000	1,093,066
Xiaomi Corp., Class B(c)(d)	1,131,600	7,864,559
Xinyi Solar Holdings Ltd.(b)	430,000	189,752
XPeng, Inc., Class A(c)	82,034	963,888
Yadea Group Holdings Ltd.(d)	68,000	121,053
Yangzijiang Shipbuilding Holdings Ltd.	191,300	500,491
Yankuang Energy Group Co. Ltd., Class A	56,355	105,332
Yankuang Energy Group Co. Ltd., Class H	198,900	260,012
Yealink Network Technology Corp. Ltd., Class A	4,700	24,469
Yihai Kerry Arawana Holdings Co. Ltd., Class A	12,100	53,649
Yonyou Network Technology Co. Ltd., Class A(c)	7,800	17,159
Yum China Holdings, Inc.	22,593	988,667
Yunnan Baiyao Group Co. Ltd., Class A	12,460	99,336
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	44,160
Zhaojin Mining Industry Co. Ltd., Class H	147,000	587,989
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	38,397
Zhejiang Dahua Technology Co. Ltd., Class A	53,300	151,082
Zhejiang Expressway Co. Ltd., Class H	74,520	68,851
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	34,978
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,200	90,823
Zhejiang Leapmotor Technology Co. Ltd., Class H(c)(d)	35,000	298,602
Zhejiang NHU Co. Ltd., Class A	11,060	37,010
Zhejiang Zheneng Electric Power Co. Ltd., Class A	16,400	11,399
Zheshang Securities Co. Ltd., Class A	44,700	72,462
Zhongji Innolight Co. Ltd., Class A	3,920	223,434
Zhongtai Securities Co. Ltd., Class A	42,200	41,233
Zhuzhou CRRC Times Electric Co. Ltd., Class H	44,400	244,000
Zijin Mining Group Co. Ltd., Class A	87,700	362,367
Zijin Mining Group Co. Ltd., Class H	400,000	1,672,408
ZTE Corp., Class H(b)	14,400	65,626
ZTO Express Cayman, Inc.	25,882	489,634
		202,984,638
Colombia — 0.0%
Grupo Cibest SA	18,186	280,644
Interconexion Electrica SA ESP	24,518	146,090
		426,734

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Czech Republic — 0.1%
CEZ A/S	10,648	$ 661,272
Komercni Banka A/S	5,643	283,203
Moneta Money Bank A/S(d)	28,581	228,105
		1,172,580
Denmark — 1.2%
AP Moller - Maersk A/S, Class A	185	362,893
AP Moller - Maersk A/S, Class B	316	621,185
Carlsberg A/S, Class B	5,779	672,663
Coloplast A/S, Class B	7,279	627,378
Danske Bank A/S	42,855	1,830,533
Demant A/S(c)	6,675	232,370
DSV A/S	13,486	2,694,105
Genmab A/S(c)	4,568	1,409,448
Novo Nordisk A/S, Class B	208,771	11,624,708
Novonesis Novozymes B, Class B	21,672	1,333,782
Orsted A/S(b)(c)(d)	9,116	158,569
Pandora A/S	4,966	649,292
ROCKWOOL A/S, B Shares	7,690	286,694
Tryg A/S	27,596	700,640
Vestas Wind Systems A/S	65,637	1,248,627
		24,452,887
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	161,693	341,318
Finland — 0.7%
Elisa OYJ	8,638	453,394
Fortum OYJ	28,402	539,089
Kesko OYJ, B Shares	19,320	411,166
Kone OYJ, Class B	20,668	1,409,746
Metso OYJ	40,770	561,986
Neste OYJ	29,728	546,215
Nokia OYJ	339,468	1,632,433
Nordea Bank Abp	208,146	3,426,871
Orion OYJ, Class B	8,311	638,064
Sampo OYJ, A Shares	176,161	2,025,314
Stora Enso OYJ, Class R	45,310	498,633
UPM-Kymmene OYJ	31,349	858,543
Wartsila OYJ Abp	29,286	878,424
		13,879,878
France — 5.7%
Accor SA	12,383	588,321
Aeroports de Paris SA	1,891	250,519
Air Liquide SA	38,261	7,971,935
Airbus SE	39,134	9,138,803
Alstom SA(c)	23,982	627,523
Amundi SA(d)	3,286	261,154
Arkema SA	2,668	169,173
AXA SA	116,275	5,575,972
BioMerieux	2,291	307,495
BNP Paribas SA	67,269	6,152,612
Bollore SE	18,256	103,532
Bouygues SA	12,410	559,737
Bureau Veritas SA	22,002	690,100
Capgemini SE	10,191	1,486,637
Carrefour SA	37,606	569,910
Cie de Saint-Gobain SA	30,283	3,281,212
Cie Generale des Etablissements Michelin SCA	42,333	1,524,570
Covivio SA/France	2,311	155,760
Credit Agricole SA	76,437	1,506,273
Danone SA	42,843	3,733,050
Dassault Aviation SA	1,421	478,697
Security	Shares	Value
France (continued)
Dassault Systemes SE	46,304	$ 1,557,714
Edenred SE	12,963	308,710
Eiffage SA	5,104	653,914
Engie SA	115,829	2,489,921
EssilorLuxottica SA	19,279	6,280,207
FDJ UNITED, Class A(d)	6,066	203,406
Gecina SA	2,570	258,181
Getlink SE	16,230	299,272
Hermes International SCA	2,052	5,045,949
Ipsen SA	2,349	315,415
Kering SA	4,946	1,657,392
Klepierre SA	12,537	489,443
Legrand SA	16,660	2,768,245
L’Oreal SA	15,823	6,874,891
LVMH Moet Hennessy Louis Vuitton SE	16,101	9,908,256
Orange SA	116,228	1,885,332
Pernod Ricard SA	13,706	1,349,364
Publicis Groupe SA	15,592	1,500,470
Renault SA	12,522	514,885
Rexel SA	11,436	376,510
Safran SA	23,716	8,416,074
Sartorius Stedim Biotech	1,993	406,160
Societe Generale SA	46,717	3,110,245
Sodexo SA	5,562	350,930
Teleperformance SE	2,624	195,996
Thales SA	5,860	1,852,430
TotalEnergies SE	132,191	8,051,571
Unibail-Rodamco-Westfield	8,442	889,066
Veolia Environnement SA	39,094	1,333,184
Vinci SA	32,018	4,449,605
		118,925,723
Germany — 5.8%
adidas AG, Class N	11,225	2,378,370
Allianz SE, Registered Shares	25,265	10,629,665
BASF SE	55,913	2,793,651
Bayer AG, Class N, Registered Shares	66,989	2,230,142
Bayerische Motoren Werke AG	18,802	1,895,004
Beiersdorf AG	5,925	619,969
Brenntag SE, Class N	7,619	456,550
Commerzbank AG	50,549	1,913,886
Continental AG	6,264	414,401
Covestro AG(c)	11,449	783,651
CTS Eventim AG & Co. KGaA	3,288	322,798
Daimler Truck Holding AG	32,170	1,330,279
Deutsche Bank AG, Class N, Registered Shares	124,237	4,399,950
Deutsche Boerse AG, Class N	11,891	3,184,303
Deutsche Lufthansa AG, Registered Shares	23,657	200,781
Deutsche Post AG, Class N	60,437	2,700,770
Deutsche Telekom AG, Class N, Registered Shares	229,425	7,816,386
E.ON SE, Class N	152,011	2,863,199
Evonik Industries AG	19,556	340,061
Fresenius Medical Care AG	14,019	740,730
Fresenius SE & Co. KGaA	26,586	1,485,772
GEA Group AG	10,333	763,940
Hannover Rueck SE, Class N	3,920	1,182,894
Heidelberg Materials AG	9,212	2,082,334
Henkel AG & Co. KGaA	7,014	520,626
Hensoldt AG	4,304	560,564
Infineon Technologies AG, Class N	85,365	3,348,883
Knorr-Bremse AG	4,878	458,965
LEG Immobilien SE	4,896	390,200
Mercedes-Benz Group AG, Class N	47,129	2,970,540
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Merck KGaA	7,641	$ 991,380
MTU Aero Engines AG, Class N	3,349	1,545,019
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	8,479	5,413,623
Nemetschek SE	4,384	572,119
Rational AG	325	248,358
Rheinmetall AG	2,995	7,005,820
RWE AG	43,078	1,916,054
SAP SE	68,320	18,293,866
Scout24 SE(d)	4,929	618,380
Siemens AG, Class N, Registered Shares	49,430	13,345,012
Siemens Energy AG(c)	44,381	5,218,279
Siemens Healthineers AG(d)	18,769	1,016,645
Symrise AG	9,934	863,963
Talanx AG(c)	3,456	460,780
Vonovia SE	47,924	1,497,712
Zalando SE(c)(d)	13,259	406,895
		121,193,169
Greece — 0.2%
Alpha Bank SA	134,869	573,605
Eurobank Ergasias Services and Holdings SA, Class R	175,263	677,979
FF Group, Class R(c)(e)	205	—
Hellenic Telecommunications Organization SA, Class R	12,770	241,681
JUMBO SA, Class R	6,337	217,396
National Bank of Greece SA	57,758	841,040
OPAP SA, Class R	11,603	270,679
Piraeus Financial Holdings SA	75,432	640,736
Public Power Corp. SA, Class R	12,105	199,499
		3,662,615
Hong Kong — 1.2%
AIA Group Ltd.	714,000	6,842,949
China Common Rich Renewable Energy Investments Ltd.(c)(e)	11,997	—
CK Asset Holdings Ltd.	107,008	518,251
CK Infrastructure Holdings Ltd.	41,500	272,275
CLP Holdings Ltd.	116,000	959,819
Futu Holdings Ltd., ADR	3,838	667,467
Hang Seng Bank Ltd.(b)	44,800	681,718
Henderson Land Development Co. Ltd.(b)	97,800	344,496
HKT Trust & HKT Ltd., Class SS(a)	222,900	329,562
Hong Kong & China Gas Co. Ltd.	693,176	601,533
Hong Kong Exchanges & Clearing Ltd.	76,994	4,370,992
Hongkong Land Holdings Ltd.	57,700	365,241
J&T Global Express Ltd.(c)	228,200	286,367
Jardine Matheson Holdings Ltd.	8,800	555,343
Link REIT	181,040	930,181
MTR Corp. Ltd.(b)	92,500	313,259
Orient Overseas International Ltd.	10,000	162,101
Power Assets Holdings Ltd.	80,000	506,370
Prudential PLC	169,672	2,375,358
Sino Biopharmaceutical Ltd.	643,750	670,991
Sino Land Co. Ltd.	240,800	304,450
Sun Hung Kai Properties Ltd.	91,000	1,088,501
Swire Pacific Ltd., Class A	25,000	211,868
Techtronic Industries Co. Ltd.	97,000	1,239,973
WH Group Ltd.(d)	531,000	575,047
Wharf Real Estate Investment Co. Ltd.	142,000	419,298
		25,593,410
Security	Shares	Value
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	30,059	$ 244,279
OTP Bank Nyrt	13,448	1,163,297
Richter Gedeon Nyrt	11,885	361,720
		1,769,296
India — 4.6%
ABB India Ltd.	3,740	218,333
Adani Enterprises Ltd.	11,316	319,575
Adani Ports & Special Economic Zone Ltd.	36,650	579,421
Adani Power Ltd.(c)	203,520	331,712
Alkem Laboratories Ltd.	3,614	220,882
Ambuja Cements Ltd.	50,659	325,275
APL Apollo Tubes Ltd.	11,490	218,216
Apollo Hospitals Enterprise Ltd.	6,475	540,699
Ashok Leyland Ltd.	195,902	315,085
Asian Paints Ltd.	21,732	575,129
Astral Ltd.	10,950	168,449
AU Small Finance Bank Ltd.(d)	16,688	137,570
Aurobindo Pharma Ltd.	13,224	161,954
Avenue Supermarts Ltd.(c)(d)	10,792	543,879
Axis Bank Ltd.	140,120	1,785,051
Bajaj Auto Ltd.	4,376	427,798
Bajaj Finance Ltd.	188,740	2,123,604
Bajaj Finserv Ltd.	25,142	568,045
Bajaj Holdings & Investment Ltd.	2,040	281,413
Balkrishna Industries Ltd.	5,542	143,210
Bank of Baroda	88,968	259,059
Bharat Electronics Ltd.	241,474	1,099,150
Bharat Forge Ltd.	12,807	175,091
Bharat Heavy Electricals Ltd.	31,840	85,515
Bharat Petroleum Corp. Ltd.	88,471	338,867
Bharti Airtel Ltd.	167,889	3,550,766
Bosch Ltd., Class A	545	234,261
Britannia Industries Ltd.	5,412	365,173
Canara Bank	134,087	186,853
CG Power & Industrial Solutions Ltd.	37,552	313,432
Cholamandalam Investment and Finance Co. Ltd.	26,140	473,672
Cipla Ltd./India	34,393	583,514
Coal India Ltd.	126,514	555,906
Colgate-Palmolive India Ltd.	10,402	260,283
Container Corp. of India Ltd.	16,413	97,244
Coromandel International Ltd.	7,780	197,095
Cummins India Ltd.	9,248	409,249
Dabur India Ltd.	37,975	210,085
Divi’s Laboratories Ltd.	7,317	470,412
Dixon Technologies India Ltd.	2,278	418,693
DLF Ltd.	56,980	457,868
Dr. Reddy’s Laboratories Ltd.	15,871	220,190
Dr. Reddy’s Laboratories Ltd., ADR(b)	22,585	315,738
Eicher Motors Ltd.	7,597	599,853
Eternal Ltd.(c)	153,762	564,481
GAIL India Ltd.	154,499	306,803
GMR Airports Ltd.(c)	180,419	177,132
Godrej Consumer Products Ltd.	26,503	348,244
Godrej Properties Ltd., Class A(c)	12,480	276,947
Grasim Industries Ltd.	15,713	488,025
Havells India Ltd.	16,163	273,336
HCL Technologies Ltd.	64,821	1,011,949
HDFC Asset Management Co. Ltd.(d)	5,697	354,922
HDFC Bank Ltd.	752,676	8,066,200
HDFC Life Insurance Co. Ltd.(d)	54,611	465,056
Hero MotoCorp Ltd.	7,181	442,797
Hindalco Industries Ltd.	87,837	753,822

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Hindustan Aeronautics Ltd.	13,870	$ 741,186
Hindustan Petroleum Corp. Ltd.	68,706	343,718
Hindustan Unilever Ltd.	49,291	1,396,142
Hitachi Energy India Ltd.	1,035	209,834
Hyundai Motor India Ltd.	14,669	426,775
ICICI Bank Ltd.	304,898	4,620,804
ICICI Bank Ltd., ADR(b)	22,806	689,425
ICICI Lombard General Insurance Co. Ltd.(d)	9,344	198,722
ICICI Prudential Life Insurance Co. Ltd.(d)	21,486	144,040
IDFC First Bank Ltd.	145,270	114,131
Indian Hotels Co. Ltd.	55,618	451,482
Indian Oil Corp. Ltd.	155,573	262,740
Indian Railway Catering & Tourism Corp. Ltd.	14,747	116,190
Indus Towers Ltd.(c)	67,779	261,703
IndusInd Bank Ltd.(c)	24,445	202,519
Info Edge India Ltd.	20,315	299,712
Infosys Ltd.	105,654	1,718,407
Infosys Ltd., ADR(b)	97,713	1,589,791
InterGlobe Aviation Ltd.(d)	12,142	763,327
ITC Ltd.	181,421	820,094
Jindal Stainless Ltd.	24,364	202,592
Jindal Steel & Power Ltd.	22,828	273,870
Jio Financial Services Ltd.	204,674	674,823
JSW Energy Ltd., Class A	31,033	185,438
JSW Steel Ltd.	42,155	542,819
Jubilant Foodworks Ltd.	20,145	140,101
Kalyan Jewellers India Ltd.	32,743	167,530
Kotak Mahindra Bank Ltd.	70,102	1,571,776
Larsen & Toubro Ltd.	24,730	1,019,458
Larsen & Toubro Ltd., GDR, Registered Shares(f)	18,237	756,878
Lodha Developers Ltd.(d)	16,648	212,960
LTIMindtree Ltd.(d)	5,587	324,964
Lupin Ltd.	14,030	303,295
Mahindra & Mahindra Ltd.	37,978	1,465,746
Mahindra & Mahindra Ltd., GDR	27,036	1,038,182
Mankind Pharma Ltd.	10,660	292,650
Marico Ltd.	30,883	242,705
Maruti Suzuki India Ltd.	8,198	1,480,686
Max Healthcare Institute Ltd.	56,163	705,099
Mphasis Ltd.	4,649	139,378
MRF Ltd.	48	78,850
Muthoot Finance Ltd.	8,240	284,948
Nestle India Ltd.	37,836	491,209
NHPC Ltd.	250,552	243,695
NMDC Ltd.	219,678	188,979
NTPC Ltd.	301,753	1,157,128
Oberoi Realty Ltd.	10,832	193,013
Oil & Natural Gas Corp. Ltd.	214,153	577,218
Oil India Ltd.	34,239	159,459
Oracle Financial Services Software Ltd.	1,521	144,006
Page Industries Ltd.	367	168,094
PB Fintech Ltd.(c)	23,950	459,363
Persistent Systems Ltd.	6,906	375,811
Petronet LNG Ltd.	71,896	225,838
Phoenix Mills Ltd.	18,790	328,941
PI Industries Ltd.	5,213	206,158
Pidilite Industries Ltd.	19,584	323,712
Polycab India Ltd.	3,105	254,777
Power Finance Corp. Ltd.	104,437	482,277
Power Grid Corp. of India Ltd.	303,986	959,057
Prestige Estates Projects Ltd.	8,553	145,471
Punjab National Bank	158,066	200,857
Security	Shares	Value
India (continued)
Rail Vikas Nigam Ltd.	34,917	$ 133,645
REC Ltd.	98,207	411,974
Reliance Industries Ltd.	397,816	6,110,375
Samvardhana Motherson International Ltd.	390,690	465,275
SBI Cards & Payment Services Ltd.	14,099	139,253
SBI Life Insurance Co. Ltd.(d)	32,321	652,174
Shree Cement Ltd.	685	225,849
Shriram Finance Ltd.	100,810	699,001
Siemens Ltd.	6,352	223,981
Solar Industries India Ltd.	1,797	269,924
SRF Ltd.	6,719	213,616
State Bank of India	71,282	699,755
State Bank of India, GDR, Registered Shares(f)	5,712	562,042
Sun Pharmaceutical Industries Ltd.	67,605	1,217,015
Sundaram Finance Ltd.	3,011	149,237
Supreme Industries Ltd.	4,238	201,571
Suzlon Energy Ltd.(c)	526,311	325,971
Swiggy Ltd.(c)	61,017	290,444
Tata Communications Ltd.	7,962	144,725
Tata Consultancy Services Ltd.	62,038	2,019,294
Tata Consumer Products Ltd.	37,487	476,959
Tata Elxsi Ltd.	2,653	156,225
Tata Motors Ltd.	131,961	1,011,169
Tata Power Co. Ltd.	105,556	461,887
Tata Steel Ltd.	517,456	984,100
Tech Mahindra Ltd.	35,194	555,862
Titan Co. Ltd.	21,438	812,790
Torrent Pharmaceuticals Ltd.	5,320	216,407
Torrent Power Ltd.	14,244	195,582
Trent Ltd.	11,068	582,658
Tube Investments of India Ltd.	9,506	331,765
TVS Motor Co. Ltd.	15,475	599,309
UltraTech Cement Ltd.	8,028	1,105,404
Union Bank of India Ltd.	102,556	159,903
United Spirits Ltd.	18,510	276,043
UPL Ltd.	25,764	190,206
Varun Beverages Ltd.	96,848	483,803
Vedanta Ltd.	102,498	537,994
Vishal Mega Mart Ltd.(c)	169,936	285,255
Vodafone Idea Ltd.(c)	2,515,876	230,121
Voltas Ltd.	15,113	230,500
WAAREE Energies Ltd.(c)	5,286	197,962
Wipro Ltd.	140,009	377,740
Wipro Ltd., ADR(b)	26,368	69,348
Yes Bank Ltd.(c)	1,388,768	332,099
Zydus Lifesciences Ltd.	12,948	143,537
		96,313,285
Indonesia — 0.3%
Amman Mineral Internasional PT(c)	971,700	421,186
Astra International Tbk PT	1,374,600	476,713
Bank Central Asia Tbk PT	3,520,500	1,612,249
Bank Mandiri Persero Tbk PT	2,238,700	591,663
Bank Negara Indonesia Persero Tbk PT	1,309,600	323,079
Bank Rakyat Indonesia Persero Tbk PT	4,010,328	939,950
Barito Pacific Tbk PT(c)	1,445,382	325,774
Chandra Asri Pacific Tbk PT	565,638	262,513
Charoen Pokphand Indonesia Tbk PT	775,200	216,971
GoTo Gojek Tokopedia Tbk PT(c)	44,779,400	145,538
Indofood CBP Sukses Makmur Tbk PT	165,500	94,196
Indofood Sukses Makmur Tbk PT	261,000	113,246
Kalbe Farma Tbk PT	972,700	66,138
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Sumber Alfaria Trijaya Tbk PT	1,732,600	$ 200,872
Telkom Indonesia Persero Tbk PT	3,426,700	630,947
United Tractors Tbk PT	81,100	130,418
		6,551,453
Ireland — 0.3%
AerCap Holdings NV(b)	11,924	1,442,804
AIB Group PLC	136,234	1,242,010
Bank of Ireland Group PLC	65,993	1,092,668
Kerry Group PLC, Class A	9,724	877,860
Kingspan Group PLC	9,587	801,578
		5,456,920
Israel — 0.6%
Azrieli Group Ltd.	4,108	407,508
Bank Hapoalim BM	81,986	1,666,544
Bank Leumi Le-Israel BM	94,031	1,852,654
Check Point Software Technologies Ltd.(c)	6,377	1,319,465
Elbit Systems Ltd.	1,759	894,880
ICL Group Ltd.	53,347	333,113
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	75,679	747,688
Mizrahi Tefahot Bank Ltd.	7,485	491,808
Nice Ltd.(c)	4,583	663,912
Nova Ltd.(c)	1,658	527,238
Phoenix Financial Ltd.	13,650	511,112
Teva Pharmaceutical Industries Ltd., ADR(c)	81,572	1,647,754
Wix.com Ltd.(b)(c)	2,585	459,174
		11,522,852
Italy — 2.0%
Banca Mediolanum SpA	12,310	247,244
Banca Monte dei Paschi di Siena SpA(b)	82,205	731,476
Banco BPM SpA	84,433	1,267,213
BPER Banca SpA	81,565	907,179
Coca-Cola HBC AG, Class DI	15,096	712,208
Davide Campari-Milano NV(b)	43,169	272,981
Enel SpA	536,535	5,084,495
Eni SpA(b)	140,045	2,450,240
Ferrari NV	8,111	3,931,571
FinecoBank Banca Fineco SpA	36,387	789,731
Generali	52,466	2,061,915
Infrastrutture Wireless Italiane SpA(d)	18,163	213,441
Intesa Sanpaolo SpA	944,707	6,253,184
Leonardo SpA	27,793	1,778,382
Moncler SpA	16,047	944,420
Nexi SpA(d)	40,392	228,832
Poste Italiane SpA(d)	30,940	735,476
Prysmian SpA	17,084	1,700,226
Recordati Industria Chimica e Farmaceutica SpA	6,659	406,432
Ryanair Holdings PLC	64,631	1,888,675
Snam SpA	113,753	682,999
Telecom Italia SpA/Milano(c)	791,287	414,588
Terna - Rete Elettrica Nazionale	64,778	657,399
UniCredit SpA	89,913	6,841,937
Unipol Assicurazioni SpA	24,759	532,259
		41,734,503
Japan — 13.5%
Advantest Corp.	50,300	4,976,818
Aeon Co. Ltd.	140,700	1,707,851
AGC, Inc.	10,300	335,907
Aisin Corp.	43,200	746,070
Ajinomoto Co., Inc.	57,000	1,634,145
Security	Shares	Value
Japan (continued)
ANA Holdings, Inc.	9,800	$ 189,331
Asahi Group Holdings Ltd.	90,300	1,082,600
Asahi Kasei Corp.	89,600	704,231
Asics Corp.	40,300	1,054,549
Astellas Pharma, Inc.(b)	126,400	1,377,758
Bandai Namco Holdings, Inc.	40,400	1,344,169
Bridgestone Corp.	35,600	1,645,365
Canon, Inc.	59,600	1,739,312
Capcom Co. Ltd.	25,200	684,205
Central Japan Railway Co.	46,200	1,324,537
Chiba Bank Ltd.	37,300	390,995
Chubu Electric Power Co., Inc.	32,400	449,971
Chugai Pharmaceutical Co. Ltd.	44,600	1,977,318
Concordia Financial Group Ltd.	83,800	641,577
Dai Nippon Printing Co. Ltd.	29,300	498,239
Daifuku Co. Ltd.	18,700	598,474
Dai-ichi Life Holdings, Inc.	225,400	1,773,034
Daiichi Sankyo Co. Ltd.	115,900	2,607,773
Daikin Industries Ltd.	16,600	1,913,351
Daito Trust Construction Co. Ltd.	17,000	373,001
Daiwa House Industry Co. Ltd.	37,900	1,361,179
Daiwa Securities Group, Inc.	96,500	784,166
Denso Corp.	109,000	1,568,693
Disco Corp.(b)	6,400	2,006,658
East Japan Railway Co.	55,900	1,367,248
Eisai Co. Ltd.	17,800	601,334
ENEOS Holdings, Inc.	183,800	1,164,043
FANUC Corp.	58,500	1,681,112
Fast Retailing Co. Ltd.	12,300	3,735,652
Fuji Electric Co. Ltd.	9,100	610,007
FUJIFILM Holdings Corp.	68,400	1,700,991
Fujikura Ltd.	15,800	1,545,507
Fujitsu Ltd.	118,300	2,775,119
Hankyu Hanshin Holdings, Inc.(b)	16,100	474,774
Hikari Tsushin, Inc.	1,100	306,425
Hitachi Ltd.	294,900	7,812,805
Honda Motor Co. Ltd.(b)	255,200	2,633,492
Hoya Corp.	23,200	3,207,870
Hulic Co. Ltd.	24,000	262,904
Idemitsu Kosan Co. Ltd.	55,445	379,332
IHI Corp.	74,900	1,394,958
Inpex Corp.	49,800	896,682
Isuzu Motors Ltd.	35,400	446,159
ITOCHU Corp.	78,300	4,455,142
Japan Airlines Co. Ltd.	12,000	241,625
Japan Exchange Group, Inc.	62,000	692,352
Japan Post Bank Co. Ltd.	107,300	1,313,879
Japan Post Holdings Co. Ltd.	108,500	1,076,895
Japan Post Insurance Co. Ltd.(b)	12,600	357,097
Japan Tobacco, Inc.	79,100	2,594,246
JFE Holdings, Inc.(b)	41,300	506,797
Kajima Corp.	24,500	714,048
Kansai Electric Power Co., Inc.	63,800	912,585
Kao Corp.	30,100	1,311,789
Kawasaki Heavy Industries Ltd.	9,800	646,795
Kawasaki Kisen Kaisha Ltd.(b)	19,700	280,112
KDDI Corp.	194,100	3,095,609
Keyence Corp.	12,380	4,612,300
Kikkoman Corp.(b)	43,000	364,146
Kirin Holdings Co. Ltd.	60,200	881,997
Kobe Bussan Co. Ltd.	9,400	259,068
Komatsu Ltd.	59,000	2,055,395

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Konami Group Corp.	6,800	$ 980,981
Kubota Corp.	55,400	696,068
Kyocera Corp.	90,800	1,219,779
Kyowa Kirin Co. Ltd.	14,600	228,234
Lasertec Corp.	5,400	738,747
LY Corp.	189,200	607,334
M3, Inc.	31,500	509,932
Makita Corp.	16,600	538,029
Marubeni Corp.	87,500	2,183,318
MatsukiyoCocokara & Co.	21,000	426,575
MEIJI Holdings Co. Ltd.(b)	18,000	373,236
MINEBEA MITSUMI, Inc.	23,700	445,342
Mitsubishi Chemical Group Corp.(b)	104,100	597,966
Mitsubishi Corp.	209,200	4,987,200
Mitsubishi Electric Corp.	126,200	3,241,287
Mitsubishi Estate Co. Ltd.	66,900	1,537,618
Mitsubishi HC Capital, Inc.	67,300	555,944
Mitsubishi Heavy Industries Ltd.	211,000	5,521,679
Mitsubishi UFJ Financial Group, Inc.	747,100	12,051,746
Mitsui & Co. Ltd.	166,200	4,126,945
Mitsui Fudosan Co. Ltd.	174,900	1,903,980
Mitsui OSK Lines Ltd.(b)	20,600	625,405
Mizuho Financial Group, Inc.	164,240	5,521,067
MonotaRO Co. Ltd.	18,200	264,241
MS&AD Insurance Group Holdings, Inc.(b)	79,600	1,802,616
Murata Manufacturing Co. Ltd.	106,200	2,016,106
NEC Corp.	82,800	2,650,352
Nexon Co. Ltd.	25,000	548,639
NIDEC Corp.	49,000	870,968
Nintendo Co. Ltd.	73,200	6,333,208
Nippon Building Fund, Inc.	660	622,578
Nippon Paint Holdings Co. Ltd.	63,100	430,491
Nippon Sanso Holdings Corp.	8,500	301,033
Nippon Steel Corp.(b)	298,735	1,230,412
Nippon Yusen KK(b)	31,200	1,064,704
Nissan Motor Co. Ltd.(c)	166,500	404,924
Nissin Foods Holdings Co. Ltd.(b)	16,200	305,137
Nitori Holdings Co. Ltd.	29,000	560,724
Nitto Denko Corp.	49,000	1,161,532
Nomura Holdings, Inc.	186,400	1,366,064
Nomura Research Institute Ltd.	25,543	980,648
NTT, Inc.	1,914,200	2,000,953
Obayashi Corp.	40,600	666,388
Obic Co. Ltd.	19,400	676,156
Olympus Corp.	72,300	914,090
Oracle Corp. Japan	2,000	204,206
Oriental Land Co. Ltd./Japan	70,300	1,692,336
ORIX Corp.	73,200	1,921,206
Osaka Gas Co. Ltd.	21,400	619,822
Otsuka Corp.	13,400	279,714
Otsuka Holdings Co. Ltd.	29,000	1,546,591
Pan Pacific International Holdings Corp.	123,000	809,825
Panasonic Holdings Corp.	158,000	1,714,946
Rakuten Group, Inc.(c)	87,000	564,166
Recruit Holdings Co. Ltd.	86,200	4,634,442
Renesas Electronics Corp.	115,200	1,325,398
Resona Holdings, Inc.	129,200	1,317,491
Ryohin Keikaku Co. Ltd.	33,000	656,606
Sanrio Co. Ltd.(b)	13,200	619,609
SBI Holdings, Inc.	17,450	759,729
SCREEN Holdings Co. Ltd.	6,000	543,673
SCSK Corp.	12,100	362,192
Security	Shares	Value
Japan (continued)
Secom Co. Ltd.	24,800	$ 909,847
Sekisui Chemical Co. Ltd.	27,100	504,511
Sekisui House Ltd.	35,100	798,265
Seven & i Holdings Co. Ltd.	135,200	1,814,169
SG Holdings Co. Ltd.(b)	21,100	217,950
Shimadzu Corp.	15,000	378,262
Shimano, Inc.	5,200	581,144
Shin-Etsu Chemical Co. Ltd.	107,400	3,516,654
Shionogi & Co. Ltd.	56,700	999,046
Shiseido Co. Ltd.	27,900	476,263
SMC Corp.	3,700	1,143,641
SoftBank Corp.	1,923,100	2,828,493
SoftBank Group Corp.	62,000	7,823,192
Sompo Holdings, Inc.	61,500	1,901,305
Sony Financial Group, Inc.(c)	399,700	443,255
Sony Group Corp.	399,700	11,490,057
Subaru Corp.	41,200	839,627
Sumitomo Corp.	70,400	2,036,882
Sumitomo Electric Industries Ltd.	49,800	1,417,012
Sumitomo Metal Mining Co. Ltd.	15,500	499,022
Sumitomo Mitsui Financial Group, Inc.	240,600	6,768,766
Sumitomo Mitsui Trust Group, Inc.	41,900	1,216,106
Sumitomo Realty & Development Co. Ltd.	18,300	807,202
Suntory Beverage & Food Ltd.	9,900	309,414
Suzuki Motor Corp.	107,800	1,569,447
Sysmex Corp.	28,900	357,272
T&D Holdings, Inc.	34,100	833,531
Taisei Corp.	10,500	721,531
Takeda Pharmaceutical Co. Ltd.(b)	96,776	2,842,349
TDK Corp.	121,100	1,753,625
Terumo Corp.	93,000	1,534,176
TIS, Inc.	14,200	468,389
Toho Co. Ltd.	6,700	430,696
Tokio Marine Holdings, Inc.	118,100	4,998,362
Tokyo Electron Ltd.	29,900	5,300,282
Tokyo Gas Co. Ltd.	20,900	743,175
Tokyo Metro Co. Ltd.(b)	21,000	240,687
Tokyu Corp.	21,900	267,080
TOPPAN Holdings, Inc.	12,800	327,962
Toray Industries, Inc.	80,300	512,295
Toyota Industries Corp.	10,200	1,147,178
Toyota Motor Corp.	616,730	11,845,200
Toyota Tsusho Corp.	43,800	1,212,486
Trend Micro, Inc./Japan	7,000	383,129
Unicharm Corp.	63,300	410,657
West Japan Railway Co.	24,400	535,041
Yakult Honsha Co. Ltd.(b)	15,600	254,385
Yamaha Motor Co. Ltd.	62,300	466,456
Yokogawa Electric Corp.	10,700	307,075
Zensho Holdings Co. Ltd.	6,200	405,030
ZOZO, Inc.	44,700	410,733
		283,220,210
Kuwait — 0.2%
Boubyan Bank KSCP	51,876	120,053
Gulf Bank KSCP	115,516	132,370
Kuwait Finance House KSCP	730,947	1,901,969
Mabanee Co. KPSC	70,201	226,344
Mobile Telecommunications Co. KSCP	126,788	213,808
National Bank of Kuwait SAKP	527,866	1,832,179
Warba Bank KSCP(c)	365,652	339,792
		4,766,515
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Luxembourg — 0.1%
ArcelorMittal SA(c)	27,908	$ 1,006,806
CVC Capital Partners PLC(d)	11,365	198,447
Eurofins Scientific SE	7,383	538,416
Reinet Investments SCA	7,155	209,223
		1,952,892
Macau — 0.1%
Galaxy Entertainment Group Ltd.	161,000	885,235
Sands China Ltd.	175,600	487,939
		1,373,174
Malaysia — 0.4%
AMMB Holdings Bhd	157,700	211,765
Axiata Group Bhd	165,600	105,524
CELCOMDIGI Bhd.	305,900	268,939
CIMB Group Holdings Bhd(b)	483,200	844,317
Gamuda Bhd	347,600	457,828
Hong Leong Bank Bhd	38,840	189,422
IHH Healthcare Bhd	133,900	240,215
IOI Corp. Bhd	306,000	287,204
Kuala Lumpur Kepong Bhd	46,100	225,653
Malayan Banking Bhd.(b)	372,000	875,854
Maxis Bhd	144,000	123,945
MISC Bhd	83,600	145,011
MR DIY Group M Bhd(b)(d)	93,800	36,599
Nestle Malaysia Bhd	3,500	80,057
Petronas Chemicals Group Bhd(b)	199,900	201,339
Petronas Gas Bhd	31,100	136,711
Press Metal Aluminium Holdings Bhd	283,300	398,006
Public Bank Bhd	1,009,700	1,040,199
QL Resources Bhd(b)	120,600	124,368
RHB Bank Bhd	82,424	129,217
SD Guthrie Bhd.	124,000	153,798
Sunway Bhd	187,300	251,656
Telekom Malaysia Bhd(b)	55,900	94,105
Tenaga Nasional Bhd(b)	189,300	595,076
YTL Corp. Bhd.	286,080	189,391
YTL Power International Bhd(b)	245,640	246,240
		7,652,439
Mexico — 0.7%
Alfa SAB de C.V., Class A	195,257	156,517
America Movil SAB de CV, Series B	1,113,642	1,165,726
Arca Continental SAB de CV	33,779	354,178
Cemex SAB de CV	1,127,457	1,009,654
Coca-Cola Femsa SAB de CV	33,012	273,906
Fibra Uno Administracion SA de CV	186,728	275,195
Fomento Economico Mexicano SAB de CV	108,254	1,067,496
Fresnillo PLC	15,640	498,896
Gruma SAB de CV, Class B	10,875	201,888
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	19,745	255,504
Grupo Aeroportuario del Pacifico SAB de CV, Class B	30,531	721,701
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,080	390,107
Grupo Bimbo SAB de CV	90,621	321,839
Grupo Carso SAB de CV, Series A1	45,509	324,963
Grupo Comercial Chedraui SA de CV	30,263	239,810
Grupo Financiero Banorte SAB de CV, Class O	163,467	1,646,676
Grupo Financiero Inbursa SAB de CV, Series O	123,656	340,040
Grupo Mexico SAB de CV, Series B	176,919	1,542,988
Industrias Penoles SAB de CV(c)	16,682	745,582
Kimberly-Clark de Mexico SAB de CV, Class A	138,831	293,680
Security	Shares	Value
Mexico (continued)
Promotora y Operadora de Infraestructura SAB de CV	14,276	$ 194,759
Southern Copper Corp.(b)	3,893	472,454
Wal-Mart de Mexico SAB de CV	359,212	1,109,598
		13,603,157
Netherlands — 2.7%
ABN AMRO Bank NV(d)	33,112	1,062,218
Adyen NV(c)(d)	1,672	2,690,381
Aegon Ltd.	76,374	615,728
Akzo Nobel NV	11,410	814,306
Argenx SE(c)	4,110	3,036,673
ASM International NV	3,184	1,920,429
ASML Holding NV	25,636	24,999,892
ASR Nederland NV	10,665	725,746
BE Semiconductor Industries NV	5,334	798,663
Euronext NV(d)	5,123	766,972
EXOR NV	5,083	497,502
Heineken Holding NV	9,042	620,852
Heineken NV	17,701	1,386,149
IMCD NV	4,175	432,728
ING Groep NV	197,299	5,172,343
JDE Peet’s NV	9,702	355,943
Koninklijke Ahold Delhaize NV	56,622	2,291,180
Koninklijke KPN NV	239,548	1,149,720
Koninklijke Philips NV	49,999	1,369,676
NN Group NV	19,168	1,351,681
Randstad NV	4,306	183,605
Universal Music Group NV	72,729	2,101,683
Wolters Kluwer NV, Class C	15,524	2,119,024
		56,463,094
New Zealand — 0.2%
Auckland International Airport Ltd.	102,427	468,195
Contact Energy Ltd.	56,179	296,413
Fisher & Paykel Healthcare Corp. Ltd.	38,680	830,836
Infratil Ltd.	64,602	463,015
Meridian Energy Ltd.	71,629	231,305
Xero Ltd.(c)	10,173	1,061,503
		3,351,267
Norway — 0.4%
Aker BP ASA	17,479	443,606
DNB Bank ASA	57,951	1,579,512
Equinor ASA	53,906	1,314,557
Gjensidige Forsikring ASA	20,210	593,904
Kongsberg Gruppen ASA	30,355	970,065
Mowi ASA	26,602	562,781
Norsk Hydro ASA	91,511	622,194
Orkla ASA	34,126	356,781
Salmar ASA	5,768	308,435
Telenor ASA	43,946	729,217
		7,481,052
Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	13,118	319,161
Credicorp Ltd.	4,318	1,149,797
		1,468,958
Philippines — 0.1%
Ayala Corp.	13,480	111,824
Ayala Land, Inc.	546,400	228,806
Bank of the Philippine Islands	110,452	218,247
BDO Unibank, Inc.	151,204	345,275
International Container Terminal Services, Inc.	71,720	581,642

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines (continued)
Jollibee Foods Corp.	45,180	$ 166,126
Manila Electric Co.	11,960	108,914
Metropolitan Bank & Trust Co.	96,987	113,359
PLDT, Inc.	6,295	118,936
SM Investments Corp.	20,672	261,064
SM Prime Holdings, Inc.	780,850	301,204
		2,555,397
Poland — 0.3%
Allegro.eu SA(c)(d)	41,050	402,768
Bank Millennium SA(c)	29,713	118,410
Bank Polska Kasa Opieki SA	10,145	488,922
Budimex SA(b)	1,098	153,930
CCC SA(c)	3,559	178,226
CD Projekt SA	3,685	274,738
Dino Polska SA(c)(d)	31,610	381,015
InPost SA(c)	14,665	180,550
KGHM Polska Miedz SA(c)	13,171	580,841
LPP SA	72	350,591
mBank SA(c)	1,117	277,155
ORLEN SA	32,002	762,508
PGE Polska Grupa Energetyczna SA(c)	80,253	237,279
Powszechna Kasa Oszczednosci Bank Polski SA	55,727	1,082,813
Powszechny Zaklad Ubezpieczen SA	35,339	529,209
Santander Bank Polska SA	2,017	262,265
		6,261,220
Portugal — 0.1%
Banco Comercial Portugues SA	523,105	464,384
EDP SA	198,624	942,663
Galp Energia SGPS SA, Class B	30,760	582,894
Jeronimo Martins SGPS SA	23,323	567,803
		2,557,744
Qatar — 0.2%
Al Rayan Bank	315,506	205,952
Barwa Real Estate Co.	109,970	80,602
Commercial Bank PSQC	197,122	248,151
Dukhan Bank	164,731	160,172
Industries Qatar QSC	97,136	333,260
Mesaieed Petrochemical Holding Co.	245,102	87,362
Ooredoo QPSC	63,062	236,608
Qatar Electricity & Water Co. QSC	34,989	152,598
Qatar Fuel QSC	23,217	96,095
Qatar Gas Transport Co. Ltd.	164,517	207,712
Qatar International Islamic Bank QSC	102,600	305,250
Qatar Islamic Bank QPSC	117,313	769,663
Qatar National Bank QPSC	281,484	1,435,465
		4,318,890
Romania — 0.0%
NEPI Rockcastle NV	38,237	306,184
Russia(c)(e) — 0.0%
Alrosa PJSC	189,683	23
Mobile TeleSystems PJSC	50,446	6
Moscow Exchange MICEX-RTS PJSC	63,850	8
Ozon Holdings PLC, ADR	2,417	—
PhosAgro PJSC, GDR	49	—
PhosAgro PJSC, GDR, Registered Shares(f)	1	—
Polyus PJSC	23,820	—
Rosneft Oil Co. PJSC	71,604	9
Sberbank of Russia PJSC	588,148	71
Severstal PAO	10,830	1
Security	Shares	Value
Russia (continued)
TCS Group Holding PLC, Class A, GDR, Registered Shares(f)	6,905	$ 1
United Co. RUSAL International PJSC	172,792	21
VK IPJSC, GDR	5,177	1
VTB Bank PJSC	37,302	—
X5 Retail Group NV, GDR, Registered Shares	9,876	1
		142
Saudi Arabia — 1.0%
ACWA Power Co.(c)	9,540	544,641
Ades Holding Co.	331	1,438
Al Rajhi Bank	131,218	3,749,580
Al Rajhi Co. for Co-operative Insurance(c)	2,966	96,004
Alinma Bank	80,858	577,081
Almarai Co. JSC	29,308	393,149
Arab National Bank	81,450	536,924
Bank AlBilad	40,767	313,329
Bank Al-Jazira(c)	39,201	134,040
Banque Saudi Fransi	80,191	381,689
Bupa Arabia for Cooperative Insurance Co.	6,760	297,244
Co. for Cooperative Insurance	4,904	177,842
Dallah Healthcare Co.	3,678	147,859
Dar Al Arkan Real Estate Development Co.(c)	26,789	142,438
Dr. Sulaiman Al Habib Medical Services Group Co.	3,493	251,483
Elm Co.	2,013	480,679
Etihad Etisalat Co.	28,661	516,253
Jabal Omar Development Co.(c)	37,148	192,386
Jarir Marketing Co.	44,780	166,573
Mouwasat Medical Services Co.	5,276	103,710
Nahdi Medical Co.	3,386	107,443
Riyad Bank	85,791	622,054
SABIC Agri-Nutrients Co.	17,654	561,482
Sahara International Petrochemical Co.	27,239	148,252
SAL Saudi Logistics Services	1,775	85,749
Saudi Arabian Mining Co.(c)	78,042	1,332,019
Saudi Arabian Oil Co.(d)	390,736	2,565,586
Saudi Aramco Base Oil Co.	1,818	43,306
Saudi Awwal Bank	73,131	625,755
Saudi Basic Industries Corp.	56,428	926,122
Saudi Electricity Co.	60,072	243,319
Saudi Investment Bank	52,885	201,080
Saudi National Bank	179,957	1,880,090
Saudi Research & Media Group(c)	2,197	106,915
Saudi Tadawul Group Holding Co.	3,018	165,780
Saudi Telecom Co.	140,261	1,649,347
Yanbu National Petrochemical Co.	28,244	263,219
		20,731,860
Singapore — 1.1%
CapitaLand Ascendas REIT	261,551	565,994
CapitaLand Integrated Commercial Trust	387,352	687,916
CapitaLand Investment Ltd./Singapore	169,500	353,992
DBS Group Holdings Ltd.	141,552	5,613,637
Genting Singapore Ltd.	370,000	210,937
Grab Holdings Ltd., Class A(c)	148,651	894,879
Keppel Ltd.	94,900	656,874
Oversea-Chinese Banking Corp. Ltd.	207,949	2,651,269
Sea Ltd., Class A, ADR(c)	25,676	4,589,072
Sembcorp Industries Ltd.	59,600	278,463
Singapore Airlines Ltd.	96,999	490,370
Singapore Exchange Ltd.	60,800	780,513
Singapore Technologies Engineering Ltd.	107,500	717,834
Singapore Telecommunications Ltd.	485,500	1,552,176
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
STMicroelectronics NV	43,833	$ 1,238,937
United Overseas Bank Ltd.	76,500	2,054,441
		23,337,304
South Africa — 1.0%
Absa Group Ltd.	43,616	457,722
Anglo American PLC	74,935	2,825,597
Bid Corp. Ltd.	22,557	564,578
Bidvest Group Ltd.	26,537	325,482
Capitec Bank Holdings Ltd.	6,152	1,241,384
Clicks Group Ltd.	17,239	351,807
Discovery Ltd.	23,605	269,264
E Media Holdings Ltd.	15,293	1,594
FirstRand Ltd.	356,998	1,605,129
Gold Fields Ltd.	55,303	2,315,833
Harmony Gold Mining Co. Ltd.	31,269	564,968
Impala Platinum Holdings Ltd.	62,435	796,221
MTN Group Ltd.	107,631	905,717
Naspers Ltd., N Shares	10,165	3,693,672
Nedbank Group Ltd.	16,206	200,346
Old Mutual Ltd.	264,621	204,471
OUTsurance Group Ltd.	85,253	353,946
Pepkor Holdings Ltd.(d)	229,695	323,505
Remgro Ltd.	36,445	353,962
Sanlam Ltd.	134,467	650,845
Sasol Ltd.(c)	45,386	282,427
Shoprite Holdings Ltd.	33,813	536,485
Sibanye Stillwater Ltd.(c)	183,684	519,560
Standard Bank Group Ltd.	81,685	1,117,538
Valterra Platinum Ltd.	14,764	1,053,628
Vodacom Group Ltd.	34,521	266,433
		21,782,114
South Korea — 3.2%
Alteogen, Inc.(c)	2,403	790,850
Amorepacific Corp.	2,029	177,121
Celltrion, Inc.	11,497	1,422,489
Coway Co. Ltd.	4,594	322,433
DB Insurance Co. Ltd.	2,516	248,651
Delivery Hero SE(c)(d)	9,264	266,010
Doosan Bobcat, Inc.	6,106	241,568
Doosan Co. Ltd.	498	192,046
Doosan Enerbility Co. Ltd.(c)	30,236	1,351,155
Ecopro BM Co. Ltd.(c)	3,551	286,560
Ecopro Co. Ltd.	6,793	230,208
Hana Financial Group, Inc.	19,600	1,218,629
Hanjin Kal Corp.	1,833	131,310
Hankook Tire & Technology Co. Ltd.	4,552	124,421
Hanmi Semiconductor Co. Ltd.	1,843	127,092
Hanwha Aerospace Co. Ltd.	2,173	1,718,485
Hanwha Ocean Co. Ltd.(c)	7,737	608,240
Hanwha Systems Co. Ltd.	4,988	212,027
HD Hyundai Co. Ltd.	2,110	234,129
HD Hyundai Electric Co. Ltd.	1,732	720,403
HD Hyundai Heavy Industries Co. Ltd.	1,158	425,337
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,438	714,381
HLB, Inc.(c)	8,095	218,237
HMM Co. Ltd.	17,458	250,180
HYBE Co. Ltd.	782	148,531
Hyosung Heavy Industries Corp.	319	306,080
Hyundai Glovis Co. Ltd.	1,866	220,133
Hyundai Mobis Co. Ltd.	3,724	792,299
Security	Shares	Value
South Korea (continued)
Hyundai Motor Co.	8,044	$ 1,233,173
Hyundai Rotem Co. Ltd.	5,401	844,288
Industrial Bank of Korea	8,152	113,109
Kakao Corp.	19,152	815,471
KakaoBank Corp.	13,451	227,836
KB Financial Group, Inc.	24,292	2,004,961
Kia Corp.	16,285	1,168,886
Korea Aerospace Industries Ltd.	4,371	337,501
Korea Electric Power Corp.	17,450	450,223
Korea Investment Holdings Co. Ltd.	1,996	206,432
Korea Zinc Co. Ltd.	401	263,227
Korean Air Lines Co. Ltd.	6,369	103,265
Krafton, Inc.(c)	1,856	387,539
KT&G Corp.	7,054	671,951
LG Chem Ltd.	3,388	672,582
LG Corp.	6,286	322,885
LG Display Co. Ltd.(c)	30,368	311,788
LG Electronics, Inc.	4,264	230,004
LG Energy Solution Ltd.(c)	3,209	796,269
LG H&H Co. Ltd.	839	171,237
LG Uplus Corp.	20,973	229,403
LIG Nex1 Co. Ltd.	833	305,909
LS Electric Co. Ltd.	1,350	274,596
Meritz Financial Group, Inc.	6,585	534,155
Mirae Asset Securities Co. Ltd.	10,297	157,249
NAVER Corp.	9,116	1,749,239
NH Investment & Securities Co. Ltd.	5,312	73,559
Orion Corp./Republic of Korea	2,631	194,266
POSCO Future M Co. Ltd.(c)	1,987	203,520
POSCO Holdings, Inc.	5,002	983,146
Posco International Corp.	3,269	112,996
Samsung Biologics Co. Ltd.(c)(d)	1,133	807,430
Samsung C&T Corp.	5,289	696,493
Samsung Electro-Mechanics Co. Ltd.	2,754	380,201
Samsung Electronics Co. Ltd.	308,270	18,480,880
Samsung Fire & Marine Insurance Co. Ltd.	1,953	628,634
Samsung Heavy Industries Co. Ltd.(c)	40,579	633,746
Samsung Life Insurance Co. Ltd.	5,945	664,341
Samsung SDI Co. Ltd.	4,351	636,848
Samsung SDS Co. Ltd.	2,432	284,733
Samyang Foods Co. Ltd.	238	259,394
Shinhan Financial Group Co. Ltd.	29,169	1,470,641
SK Biopharmaceuticals Co. Ltd.(c)	3,059	221,969
SK Hynix, Inc.	34,783	8,622,631
SK Innovation Co. Ltd.	4,534	325,019
SK Square Co. Ltd.(c)	5,744	827,364
SK Telecom Co. Ltd.	3,814	147,851
SK, Inc.	2,218	332,171
S-Oil Corp.	2,657	118,036
Woori Financial Group, Inc.	41,683	771,934
Yuhan Corp.	3,378	287,937
		66,447,923
Spain — 2.1%
Acciona SA	2,033	408,508
ACS Actividades de Construccion y Servicios SA	13,176	1,056,164
Aena SME SA(d)	49,880	1,363,685
Amadeus IT Group SA	29,659	2,357,586
Banco Bilbao Vizcaya Argentaria SA	381,821	7,357,555
Banco de Sabadell SA	341,603	1,333,347
Banco Santander SA	959,906	10,073,561
Bankinter SA	43,554	688,516
CaixaBank SA	259,518	2,741,007

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Spain (continued)
Cellnex Telecom SA(d)	29,789	$ 1,031,814
EDP Renovaveis SA	22,033	291,200
Endesa SA	22,862	730,348
Grifols SA , Class A	19,872	289,319
Iberdrola SA	414,529	7,846,760
Industria de Diseno Textil SA	71,501	3,957,140
Redeia Corp. SA	20,753	400,692
Repsol SA	73,276	1,303,011
Telefonica SA	254,703	1,310,753
		44,540,966
Sweden — 1.8%
AddTech AB, B Shares	15,930	518,207
Alfa Laval AB	17,824	813,938
Assa Abloy AB, Class B	64,064	2,229,931
Atlas Copco AB, A Shares	165,207	2,801,577
Atlas Copco AB, B Shares	105,144	1,582,150
Beijer Ref AB, Class B	17,809	278,385
Boliden AB(c)	15,219	621,214
Epiroc AB, Class A	41,285	874,006
Epiroc AB, Class B	22,861	432,495
EQT AB	25,218	874,596
Essity AB, Class B	38,540	1,007,402
Evolution AB(d)	10,271	845,549
Fastighets AB Balder, B shares(c)	23,000	164,807
H & M Hennes & Mauritz AB, B Shares	32,400	605,676
Hexagon AB, B shares	142,977	1,706,166
Holmen AB, B Shares	5,343	203,002
Industrivarden AB, C Shares	8,323	330,369
Industrivarden AB, Class A	11,567	459,528
Indutrade AB	17,623	405,461
Investment AB Latour, B Shares	7,649	181,621
Investor AB, B Shares	110,194	3,449,547
L E Lundbergforetagen AB, B Shares	6,442	334,726
Lifco AB, B Shares	16,700	565,457
Nibe Industrier AB, B Shares	96,157	380,057
Saab AB, Class B	18,976	1,165,928
Sagax AB, Class B	14,344	299,668
Sandvik AB	65,475	1,829,069
Securitas AB, B Shares	38,270	576,847
Skandinaviska Enskilda Banken AB, Class A	105,995	2,078,302
Skanska AB, B Shares	21,743	564,359
SKF AB, B Shares	23,338	580,444
Svenska Cellulosa AB SCA, Class B	36,503	483,172
Svenska Handelsbanken AB, A Shares	94,028	1,226,843
Swedbank AB, A Shares	57,146	1,724,991
Swedish Orphan Biovitrum AB(c)	12,780	390,662
Tele2 AB, B Shares	38,108	650,069
Telefonaktiebolaget LM Ericsson, B Shares	177,219	1,468,437
Telia Co. AB	102,101	389,512
Trelleborg AB, B Shares	15,629	584,340
Volvo AB, B Shares	104,520	3,005,743
		38,684,253
Switzerland — 4.6%
ABB Ltd., Class N, Registered Shares	99,154	7,175,113
Alcon AG	32,153	2,418,382
Avolta AG, Class N	6,282	343,020
Baloise Holding AG, Class N, Registered Shares	2,493	617,007
Banque Cantonale Vaudoise, Registered Shares	1,876	222,301
Barry Callebaut AG, Class N, Registered Shares	187	257,539
Belimo Holding AG, Registered Shares	606	637,334
BKW AG	1,298	278,394
Security	Shares	Value
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	69	$ 1,054,919
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	7	1,053,295
Cie Financiere Richemont SA, Class A, Registered Shares	34,206	6,566,399
DSM-Firmenich AG	12,488	1,065,455
EMS-Chemie Holding AG, Registered Shares	751	533,563
Galderma Group AG	8,353	1,476,812
Geberit AG, Class N, Registered Shares	2,345	1,770,947
Givaudan SA, Class N, Registered Shares	620	2,529,004
Helvetia Holding AG, Registered Shares	2,248	552,424
Julius Baer Group Ltd., Class N	13,632	949,229
Kuehne & Nagel International AG, Registered Shares	3,317	620,735
Logitech International SA, Class N, Registered Shares	10,708	1,177,863
Lonza Group AG, Registered Shares	4,767	3,187,399
Nestle SA, Class N, Registered Shares	165,458	15,194,874
Novartis AG, Class N, Registered Shares	123,302	15,853,965
Partners Group Holding AG	1,533	2,005,794
Sandoz Group AG	28,675	1,710,253
Schindler Holding AG	1,572	597,794
Schindler Holding AG, Class N, Registered Shares	2,508	907,518
SGS SA, Registered Shares	10,697	1,111,630
SIG Group AG	20,650	214,156
Sika AG, Registered Shares	9,862	2,214,598
Sonova Holding AG, Registered Shares	2,967	813,866
Straumann Holding AG, Registered Shares	8,082	866,435
Swatch Group AG(b)	1,839	347,567
Swiss Life Holding AG, Class N, Registered Shares	1,768	1,908,753
Swiss Prime Site AG, Registered Shares	4,882	683,914
Swisscom AG, Class N, Registered Shares	1,564	1,136,793
UBS Group AG, Registered Shares	204,633	8,413,187
VAT Group AG(d)	1,425	568,814
Zurich Insurance Group AG, Class N	9,546	6,823,318
		95,860,363
Taiwan — 5.9%
Accton Technology Corp.	36,000	1,244,924
Acer, Inc.	179,504	182,844
Advantech Co. Ltd.	28,769	302,795
Alchip Technologies Ltd.	5,000	574,375
ASE Technology Holding Co. Ltd.	230,343	1,257,760
Asia Cement Corp.	138,233	173,337
Asia Vital Components Co. Ltd.	25,000	813,167
Asustek Computer, Inc.	45,220	999,012
AUO Corp.	391,200	175,949
Caliway Biopharmaceuticals Co. Ltd.(c)	67,000	404,735
Catcher Technology Co. Ltd.	45,000	270,008
Cathay Financial Holding Co. Ltd.	661,622	1,429,202
Chailease Holding Co. Ltd.	120,078	440,067
Chang Hwa Commercial Bank Ltd.	319,164	206,075
Cheng Shin Rubber Industry Co. Ltd.	97,436	120,570
China Airlines Ltd.	228,000	156,520
China Steel Corp.	818,638	522,370
Chunghwa Telecom Co. Ltd.	263,000	1,151,268
Compal Electronics, Inc.	273,000	291,651
CTBC Financial Holding Co. Ltd.	1,043,601	1,471,810
Delta Electronics, Inc.	119,000	3,352,241
E Ink Holdings, Inc.	58,000	460,803
E.Sun Financial Holding Co. Ltd.	877,177	961,275
Eclat Textile Co. Ltd.	12,303	177,842
Elite Material Co. Ltd.	22,000	890,367
eMemory Technology, Inc.	5,000	332,670
Eva Airways Corp.	170,000	213,210
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Evergreen Marine Corp. Taiwan Ltd.	74,055	$ 436,164
Far Eastern New Century Corp.	207,607	189,593
Far EasTone Telecommunications Co. Ltd.	144,000	418,229
Feng TAY Enterprise Co. Ltd.	54,996	222,842
First Financial Holding Co. Ltd.	766,754	752,259
Formosa Chemicals & Fibre Corp.	218,360	213,824
Formosa Plastics Corp.	244,040	309,363
Fortune Electric Co. Ltd.	12,100	232,018
Fubon Financial Holding Co. Ltd.	527,142	1,530,578
Gigabyte Technology Co. Ltd.	34,000	335,457
Global Unichip Corp.	8,000	354,376
Globalwafers Co. Ltd.	17,000	261,729
Hon Hai Precision Industry Co. Ltd.	804,800	5,746,385
Hotai Motor Co. Ltd.	18,360	358,428
Hua Nan Financial Holdings Co. Ltd.	606,547	589,728
Innolux Corp.	472,479	224,081
International Games System Co. Ltd.	19,000	491,966
Inventec Corp.	168,470	254,185
Jentech Precision Industrial Co. Ltd.	6,000	478,636
KGI Financial Holding Co. Ltd.	1,105,133	544,192
King Slide Works Co. Ltd.	4,000	434,451
Largan Precision Co. Ltd.	7,000	541,697
Lite-On Technology Corp.	149,816	851,687
Lotes Co. Ltd.	7,000	357,813
MediaTek, Inc.	96,255	4,174,552
Mega Financial Holding Co. Ltd.	736,470	1,026,899
Nan Ya Plastics Corp.	364,790	473,544
Nien Made Enterprise Co. Ltd.	9,000	125,814
Novatek Microelectronics Corp.	29,000	407,131
Pegatron Corp.	116,000	270,181
PharmaEssentia Corp.	17,755	300,901
President Chain Store Corp.	40,000	325,756
Quanta Computer, Inc.	180,000	1,724,246
Realtek Semiconductor Corp.	25,240	456,933
Shanghai Commercial & Savings Bank Ltd.	309,075	426,637
SinoPac Financial Holdings Co. Ltd.	675,755	555,326
Synnex Technology International Corp.	72,500	150,645
Taishin Financial Holding Co. Ltd.	1,399,200	827,620
Taiwan Business Bank	487,736	252,477
Taiwan Cooperative Financial Holding Co. Ltd.	769,629	622,537
Taiwan High Speed Rail Corp.	140,000	129,235
Taiwan Mobile Co. Ltd.	97,800	350,109
Taiwan Semiconductor Manufacturing Co. Ltd.	1,599,000	69,457,065
TCC Group Holdings Co. Ltd.	314,240	247,902
Unimicron Technology Corp.	102,000	511,173
Uni-President Enterprises Corp.	269,950	696,006
United Microelectronics Corp.	786,000	1,182,407
Vanguard International Semiconductor Corp.	68,765	231,460
Voltronic Power Technology Corp.	4,000	122,149
Wan Hai Lines Ltd.	75,215	183,830
Wistron Corp.	194,000	901,415
Wiwynn Corp.	7,000	766,998
WPG Holdings Ltd.	102,448	222,845
Yageo Corp.	109,488	613,988
Yang Ming Marine Transport Corp.	104,000	181,397
Yuanta Financial Holding Co. Ltd.	695,162	796,361
Zhen Ding Technology Holding Ltd.	37,710	206,225
		123,628,292
Thailand — 0.3%
Advanced Info Service PCL, NVDR	57,600	517,435
Airports of Thailand PCL, NVDR	298,400	373,220
Security	Shares	Value
Thailand (continued)
Bangkok Dusit Medical Services PCL, NVDR	850,600	$ 537,372
Bumrungrad Hospital PCL, NVDR	51,000	275,798
Central Pattana PCL, NVDR	105,500	182,458
Charoen Pokphand Foods PCL, NVDR	204,000	140,357
CP ALL PCL, NVDR	384,600	560,575
CP AXTRA PCL, NVDR	163,309	113,395
Delta Electronics Thailand PCL, NVDR	220,000	1,079,908
Gulf Development PCL, NVDR(c)	330,054	443,987
Kasikornbank PCL, NVDR	29,400	152,067
Krung Thai Bank PCL, NVDR	285,275	218,264
Minor International PCL, NVDR	147,580	104,960
PTT Exploration & Production PCL, NVDR(b)	109,022	388,213
PTT PCL, NVDR	574,500	589,481
SCB X PCL, NVDR	41,800	165,834
Siam Cement PCL, NVDR	54,100	383,965
TMBThanachart Bank PCL, NVDR	340,300	19,936
True Corp. PCL, NVDR(c)	653,725	209,897
		6,457,122
Turkey — 0.1%
Akbank TAS, Class A	213,323	322,369
Aselsan Elektronik Sanayi Ve Ticaret A/S, Class A	93,534	484,666
BIM Birlesik Magazalar A/S, Class A(b)	24,603	320,132
Eregli Demir ve Celik Fabrikalari TAS, Class A(b)	191,444	135,501
Haci Omer Sabanci Holding A/S, Class A(b)	71,332	149,188
KOC Holding A/S, Class A(b)	53,193	221,607
Turk Hava Yollari AO, Class A	33,173	251,556
Turkcell Iletisim Hizmetleri A/S, Class A	84,603	199,384
Turkiye Is Bankasi A/S, Class C(b)	570,904	194,739
Turkiye Petrol Rafinerileri A/S, Class A	67,360	302,532
		2,581,674
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	208,923	830,222
Abu Dhabi Islamic Bank PJSC	109,255	648,563
Abu Dhabi National Oil Co. for Distribution PJSC	221,793	229,459
ADNOC Drilling Co. PJSC	149,615	229,328
Adnoc Gas PLC	536,978	517,589
Aldar Properties PJSC	267,840	691,850
Americana Restaurants International PLC - Foreign Co.	167,650	89,917
Dubai Electricity & Water Authority PJSC	263,161	194,299
Dubai Islamic Bank PJSC	183,484	478,553
Emaar Development PJSC	83,510	306,013
Emaar Properties PJSC	440,123	1,563,716
Emirates NBD Bank PJSC	136,696	904,347
Emirates Telecommunications Group Co. PJSC	204,182	1,047,301
First Abu Dhabi Bank PJSC	290,073	1,235,143
Multiply Group PJSC(c)	233,097	184,043
Salik Co. PJSC	113,900	186,368
		9,336,711
United Kingdom — 7.0%
3i Group PLC	65,524	3,611,876
Admiral Group PLC	17,979	811,450
Anglogold Ashanti PLC	31,551	2,203,015
Ashtead Group PLC	27,334	1,833,054
Associated British Foods PLC	23,283	643,340
AstraZeneca PLC	100,248	15,358,093
Auto Trader Group PLC(d)	60,587	643,633
Aviva PLC	201,671	1,865,616
BAE Systems PLC	192,988	5,372,095
Barclays PLC	908,494	4,674,492
Barratt Redrow PLC	101,182	532,335

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
British American Tobacco PLC	132,604	$ 7,052,846
BT Group PLC	388,938	1,000,619
Bunzl PLC	20,283	641,089
Centrica PLC	313,897	704,883
CK Hutchison Holdings Ltd.	160,508	1,054,534
Coca-Cola Europacific Partners PLC(b)	13,747	1,242,866
Compass Group PLC	111,495	3,800,389
DCC PLC	4,266	274,611
Diageo PLC	140,006	3,350,017
Entain PLC	44,257	523,049
Halma PLC	23,333	1,086,168
Hikma Pharmaceuticals PLC	9,731	223,385
HSBC Holdings PLC	1,148,117	16,203,506
Imperial Brands PLC	50,509	2,145,693
Informa PLC	95,813	1,186,767
InterContinental Hotels Group PLC	10,033	1,213,093
International Consolidated Airlines Group SA, Class DI	82,738	433,005
Intertek Group PLC	11,608	738,894
J Sainsbury PLC	105,979	476,505
JD Sports Fashion PLC	68,722	88,469
Kingfisher PLC	116,835	486,707
Land Securities Group PLC	46,321	363,310
Legal & General Group PLC	409,914	1,316,608
Lloyds Banking Group PLC	3,897,520	4,410,370
London Stock Exchange Group PLC	31,253	3,584,189
M&G PLC	146,275	498,842
Marks & Spencer Group PLC	144,081	706,879
Melrose Industries PLC	90,172	742,374
Metlen Energy & Metals PLC(c)	6,420	359,534
National Grid PLC	316,033	4,540,971
NatWest Group PLC	537,174	3,794,247
Next PLC	8,135	1,356,135
Pearson PLC	44,562	633,719
Phoenix Group Holdings PLC	43,508	377,521
Reckitt Benckiser Group PLC	43,917	3,381,694
RELX PLC	120,236	5,744,732
Rentokil Initial PLC	180,411	913,915
Rolls-Royce Holdings PLC	541,353	8,701,839
Sage Group PLC	62,709	930,256
Schroders PLC	35,228	178,766
Segro PLC	79,438	701,917
Severn Trent PLC	16,765	584,537
Smith & Nephew PLC	58,997	1,070,048
Smiths Group PLC	22,773	722,021
Spirax Group PLC	5,254	483,809
SSE PLC	74,189	1,740,154
Standard Chartered PLC	135,400	2,627,781
Tesco PLC	422,823	2,534,267
Unilever PLC	156,651	9,259,420
United Utilities Group PLC	45,859	708,462
Vodafone Group PLC	1,300,743	1,512,635
Whitbread PLC	12,350	535,819
Wise PLC, Class A(c)	43,815	610,794
WPP PLC	76,285	380,258
		147,483,917
United States — 4.3%
Amrize Ltd.(c)	34,442	1,684,069
BP PLC	1,030,564	5,917,137
CSL Ltd.	31,881	4,193,824
CyberArk Software Ltd.(c)	3,224	1,557,676
Security	Shares	Value
United States (continued)
Experian PLC	60,545	$ 3,041,003
Ferrovial SE	32,535	1,868,820
GFL Environmental, Inc.	15,379	728,892
GSK PLC	260,977	5,603,688
Haleon PLC	555,958	2,501,910
Holcim AG	34,442	2,938,746
James Hardie Industries PLC(c)	37,729	700,226
JBS NV, Class A(c)	22,186	331,237
Legend Biotech Corp., ADR(b)(c)	4,843	157,930
Monday.com Ltd.(c)	2,789	540,201
QIAGEN NV	11,842	528,195
Roche Holding AG	47,501	15,842,488
Sanofi SA	71,573	6,777,531
Schneider Electric SE	35,970	10,124,558
Shell PLC	374,262	13,339,069
Spotify Technology SA(c)	10,181	7,106,338
Stellantis NV	126,840	1,177,274
Swiss Re AG	20,045	3,722,895
Tenaris SA	28,480	510,308
		90,894,015
Zambia — 0.0%
First Quantum Minerals Ltd.(c)	40,866	924,381
Total Common Stocks — 98.4% (Cost: $1,155,865,705)		2,061,247,646
Preferred Securities
Preferred Stocks — 0.7%
Brazil — 0.3%
Banco Bradesco SA	374,647	1,245,245
Centrais Eletricas Brasileiras SA	8,083	84,243
Cia Energetica de Minas Gerais	69,520	145,643
Gerdau SA	93,741	292,553
Itau Unibanco Holding SA	370,231	2,717,821
Itausa SA	361,414	778,885
Petroleo Brasileiro SA - Petrobras	297,187	1,756,682
		7,021,072
Chile — 0.0%
Sociedad Quimica y Minera de Chile SAClass B(c)	6,581	284,046
Colombia — 0.0%
Grupo Cibest SA	28,795	375,025
Germany — 0.2%
Bayerische Motoren Werke AG	2,675	249,169
Dr. Ing hc F Porsche AG(d)	4,667	226,271
Henkel AG & Co. KGaA	10,463	844,221
Porsche Automobil Holding SE	5,642	222,338
Sartorius AG	1,834	428,746
Volkswagen AG	12,510	1,355,955
		3,326,700
India — 0.0%
TVS Motor Co. Ltd.(c)	61,900	6,972
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea — 0.2%
Hyundai Motor Co., Preference Shares,	5,112	$ 601,258
Samsung Electronics Co. Ltd.	53,354	2,532,235
		3,133,493
Total Preferred Securities — 0.7% (Cost: $11,067,180)		14,147,308
Rights
Belgium — 0.0%
Sofina SA, (Expires 10/16/25, Strike Price EUR 223.00)(c)	671	1,497
Denmark — 0.0%
Orsted A/S, (Expires 10/18/25, Strike Price DKK 66.60)(c)	136,740	136,137
Total Rights — 0.0% (Cost: $187,969)		137,634
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(c)(e)	1,354	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 99.1% (Cost: $1,167,120,854)		2,075,532,588
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(g)(h)(i)	53,105,401	$ 53,131,954
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.09%(g)(h)	18,519,434	18,519,434
Total Short-Term Securities — 3.4% (Cost: $71,652,328)		71,651,388
Total Investments — 102.5% (Cost: $1,238,773,182)		2,147,183,976
Liabilities in Excess of Other Assets — (2.5)%		(52,699,643)
Net Assets — 100.0%		$ 2,094,484,333

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Master Portfolio.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 40,822,986	$ 12,308,781 (a)	$ —	$ 3,993	$ (3,806)	$ 53,131,954	53,105,401	$ 161,036 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	6,381,596	12,137,838 (a)	—	—	—	18,519,434	18,519,434	459,395	—
				$ 3,993	$ (3,806)	$ 71,651,388		$ 620,431	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index Mini	37	12/18/25	$ 2,357	$ 36,759

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
MSCI EAFE Index	122	12/19/25	$ 16,990	$ (20,520)
MSCI Emerging Markets Index	126	12/19/25	8,566	93,378
				$ 109,617
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 87,890,192	$ —	$ 87,890,192
Austria	—	2,989,483	—	2,989,483
Belgium	—	10,855,645	—	10,855,645
Brazil	23,051,027	402,094	—	23,453,121
Canada	165,789,533	—	—	165,789,533
Chile	1,677,070	2,588,111	—	4,265,181
China	11,444,022	191,540,616	—	202,984,638
Colombia	426,734	—	—	426,734
Czech Republic	—	1,172,580	—	1,172,580
Denmark	—	24,452,887	—	24,452,887
Egypt	—	341,318	—	341,318
Finland	—	13,879,878	—	13,879,878
France	—	118,925,723	—	118,925,723
Germany	783,651	120,409,518	—	121,193,169
Greece	729,756	2,932,859	—	3,662,615
Hong Kong	1,244,576	24,348,834	—	25,593,410
Hungary	361,720	1,407,576	—	1,769,296
India	4,912,009	91,401,276	—	96,313,285
Indonesia	—	6,551,453	—	6,551,453
Ireland	1,442,804	4,014,116	—	5,456,920
Israel	3,426,393	8,096,459	—	11,522,852
Italy	—	41,734,503	—	41,734,503
Japan	1,903,065	281,317,145	—	283,220,210
Kuwait	346,397	4,420,118	—	4,766,515
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Luxembourg	$ 209,223	$ 1,743,669	$ —	$ 1,952,892
Macau	—	1,373,174	—	1,373,174
Malaysia	1,428,101	6,224,338	—	7,652,439
Mexico	13,104,261	498,896	—	13,603,157
Netherlands	—	56,463,094	—	56,463,094
New Zealand	1,062,141	2,289,126	—	3,351,267
Norway	—	7,481,052	—	7,481,052
Peru	1,468,958	—	—	1,468,958
Philippines	1,512,654	1,042,743	—	2,555,397
Poland	—	6,261,220	—	6,261,220
Portugal	—	2,557,744	—	2,557,744
Qatar	2,461,738	1,857,152	—	4,318,890
Romania	306,184	—	—	306,184
Russia	—	—	142	142
Saudi Arabia	6,246,073	14,485,787	—	20,731,860
Singapore	5,483,951	17,853,353	—	23,337,304
South Africa	3,874,742	17,907,372	—	21,782,114
South Korea	871,467	65,576,456	—	66,447,923
Spain	730,348	43,810,618	—	44,540,966
Sweden	—	38,684,253	—	38,684,253
Switzerland	—	95,860,363	—	95,860,363
Taiwan	—	123,628,292	—	123,628,292
Thailand	589,481	5,867,641	—	6,457,122
Turkey	320,132	2,261,542	—	2,581,674
United Arab Emirates	5,485,579	3,851,132	—	9,336,711
United Kingdom	1,602,400	145,881,517	—	147,483,917
United States	10,422,274	80,471,741	—	90,894,015
Zambia	924,381	—	—	924,381
Preferred Securities
Preferred Stocks
South Korea	—	3,133,493	—	3,133,493
Brazil	7,021,072	—	—	7,021,072
Chile	—	284,046	—	284,046
Germany	—	3,326,700	—	3,326,700
Colombia	375,025	—	—	375,025
India	—	6,972	—	6,972
Rights	137,634	—	—	137,634
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	71,651,388	—	—	71,651,388
	$ 354,827,964	$ 1,792,355,870	$ 142	$ 2,147,183,976
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 130,137	$ —	$ —	$ 130,137
Liabilities
Equity Contracts	(20,520)	—	—	(20,520)
	$ 109,617	$ —	$ —	$ 109,617

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
CD	Certificate of Deposit
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
Portfolio Abbreviation (continued)
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust

Schedule of Investments (unaudited)(continued)
September 30, 2025
Total International ex U.S. Index Master Portfolio

Portfolio Abbreviation (continued)
SCA	Societe en Commandite par Actions
SRF	State Revolving Fund
Master Portfolio Schedule of Investments